Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	BIOSANTE PHARMACEUTICALS INC
Entity Central Index Key	0001023024
Document Type	8-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false

Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash and cash equivalents	$ 57,225,234	$ 38,155,251
Prepaid expenses and other assets	801,147	2,469,879
TOTAL CURRENT ASSETS	58,026,381	40,625,130
PROPERTY AND EQUIPMENT, NET	861,364	635,776
OTHER ASSETS
Investments	3,405,807	3,405,807
Deposits	86,203	99,937
TOTAL ASSETS	62,379,755	44,766,650
CURRENT LIABILITIES
Accounts payable	3,150,677	4,864,217
Accrued compensation	1,597,329	526,022
Other accrued expenses	2,479,697	1,681,956
Current portion of Convertible Senior Notes		1,111,132
TOTAL CURRENT LIABILITIES	7,227,703	8,183,327
Long-term Convertible Senior Notes	17,336,760	17,436,201
TOTAL LIABILITIES	24,564,463	25,619,528
Capital stock
Capital stock	255,054,440	184,777,766
Accumulated deficit	(217,239,148)	(165,630,644)
TOTAL STOCKHOLDERS' EQUITY	37,815,292	19,147,122
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	62,379,755	44,766,650
Class C Special Shares
Capital stock
Capital stock	391	391
TOTAL STOCKHOLDERS' EQUITY	391	391
Common stock
Capital stock
Capital stock	255,054,049	184,777,375
TOTAL STOCKHOLDERS' EQUITY	$ 255,054,049	$ 184,777,375

Balance Sheets (Parenthetical)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Class C Special Shares
Capital stock, issued shares	65,214	65,214	65,214	65,214
Capital stock, outstanding shares	65,214	65,214
Common stock
Capital stock, issued shares	18,269,754	13,565,188	8,877,094	4,507,127
Capital stock, outstanding shares	18,269,754	13,565,188

Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUE
Licensing revenue	$ 100,000	$ 115,807
Grant revenue		51,870	116,389
Royalty revenue	335,160	2,306,560	1,141,665
Total revenue	435,160	2,474,237	1,258,054
EXPENSES
Research and development	44,182,260	39,705,502	13,680,573
General and administration	6,981,490	5,940,360	5,373,945
Acquired in-process research and development			9,000,000
Excess consideration paid over fair value			20,192,194
Licensing expense	50,000	268,750	299,616
Depreciation and amortization	148,240	167,986	137,280
Total expenses	51,361,990	46,082,598	48,683,608
OTHER
Convertible note fair value adjustment	(23,427)	(1,870,916)	33,163
Investment impairment charge		(286,000)
Interest expense	(681,573)	(688,083)	(147,025)
Other income	15,000	244,479
Interest income	8,326	12,665	11,648
Net loss	$ (51,608,504)	$ (46,196,216)	$ (47,527,768)
Loss per common share:
Basic (in dollars per share)	$ (3.15)	$ (4.21)	$ (8.4)
Diluted (in dollars per share)	$ (3.15)	$ (4.21)	$ (8.4)
Weighted average number of common and common equivalent shares outstanding:
Basic (in shares)	16,397,618	10,985,291	5,658,608
Diluted (in shares)	16,397,618	10,985,291	5,658,608

Statements of Stockholders' Equity (USD $)	Total	Accumulated Deficit	Class C Special Shares	Common stock
Balance at beginning of period at Dec. 31, 2008	$ 13,826,419	$ (71,906,660)	$ 391	$ 85,732,688
Balance at beginning of period (in shares) at Dec. 31, 2008			65,214	4,507,127
Issuance of common shares
Stock option expense	1,254,503			1,254,503
Stock warrant expense	64,103			64,103
Registered direct offerings of common shares and warrants, net	11,352,751			11,352,751
Registered direct offerings of common shares and warrants, net (in shares)				1,000,000
Issuance of common shares pursuant to Cell Genesys, Inc. transaction	36,800,043			36,800,043
Issuance of common shares pursuant to Cell Genesys, Inc. transaction (in shares)				3,369,967
Credit equity financing facility	60,343			60,343
Net loss	(47,527,768)	(47,527,768)
Balance at end of period at Dec. 31, 2009	15,830,394	(119,434,428)	391	135,264,431
Balance at end of period (in shares) at Dec. 31, 2009			65,214	8,877,094
Issuance of common shares
Stock option exercise	2,014			2,014
Stock option exercise (in shares)				222
Stock option expense	992,757			992,757
Stock warrant expense	65,529			65,529
Registered direct offerings of common shares and warrants, net	48,452,644			48,452,644
Registered direct offerings of common shares and warrants, net (in shares)				4,687,871
June 1, 2012 Fractional Share Adjustment				1
Net loss	(46,196,216)	(46,196,216)
Balance at end of period at Dec. 31, 2010	19,147,122	(165,630,644)	391	184,777,375
Balance at end of period (in shares) at Dec. 31, 2010			65,214	13,565,188
Balance at beginning of period at Dec. 29, 2010
Issuance of common shares
Registered direct offerings of common shares and warrants, net (in shares)				1,764,706
Balance at end of period at Dec. 31, 2010	19,147,122	(165,630,644)	391	184,777,375
Balance at end of period (in shares) at Dec. 31, 2010			65,214	13,565,188
Issuance of common shares
Stock option exercise	32,442			32,442
Stock option exercise (in shares)				3,194
Warrant exercises - various	24,062			24,062
Warrant exercises - various (in shares)				1,458
Stock option expense	1,177,683			1,177,683
Stock warrant expense	204,980			204,980
Underwritten offering of common shares, net	44,961,137			44,961,137
Underwritten offering of common shares, net (in shares)				2,666,666
Registered direct offerings of common shares and warrants, net	23,876,370			23,876,370
Registered direct offerings of common shares and warrants, net (in shares)				2,033,247
June 1, 2012 Fractional Share Adjustment				1
Net loss	(51,608,504)	(51,608,504)
Balance at end of period at Dec. 31, 2011	$ 37,815,292	$ (217,239,148)	$ 391	$ 255,054,049
Balance at end of period (in shares) at Dec. 31, 2011			65,214	18,269,754

Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS (USED IN) OPERATING ACTIVITIES
Net loss	$ (51,608,504)	$ (46,196,216)	$ (47,527,768)
Adjustments to reconcile net loss to net cash (used in) operating activities
Acquired in-process research and development			9,000,000
Excess consideration paid over fair value			20,192,194
Depreciation and amortization	148,240	167,986	137,280
Employee and director stock-based compensation	1,177,683	992,757	1,254,503
Stock warrant expense - noncash	204,980	65,529	64,103
Loss on disposal of equipment	367,502	4,583
Investment impairment charge		286,000
Other non-cash items		(65,807)	60,739
Convertible note fair value adjustment	23,427	1,870,916	(33,163)
Changes in assets and liabilities affecting cash flows from operations
Prepaid expenses and other assets	1,682,466	(365,332)	(30,263)
Accounts payable and accrued liabilities	134,103	3,142,078	(1,548,535)
Net cash used in operating activities	(47,870,103)	(40,097,506)	(18,430,910)
CASH FLOWS (USED IN) PROVIDED BY INVESTING ACTIVITIES
Redemption of short term investments			3,026,334
Proceeds from sale of fixed assets		3,075
Purchase of fixed assets	(719,925)	(63,441)	(165,724)
Net cash (used in) provided by investing activities	(719,925)	(60,366)	2,860,610
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES
Cash paid for transaction related costs			(2,431,252)
Cash received in transaction			24,746,346
Cash paid for convertible note repayment	(1,234,000)
Proceeds from common stock option exercises	32,442	2,014
Proceeds from common stock warrant exercises	24,062
Proceeds from issuance of common stock by underwritten offering	44,961,137
Proceeds from issuance of common stock by registered direct offering	23,876,370	48,452,644	11,352,751
Net cash provided by financing activities	67,660,011	48,454,658	33,667,845
NET INCREASE IN CASH AND CASH EQUIVALENTS	19,069,983	8,296,786	18,097,545
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	38,155,251	29,858,465	11,760,920
CASH AND CASH EQUIVALENTS AT END OF PERIOD	57,225,234	38,155,251	29,858,465
SUPPLEMENTAL SCHEDULE OF CASH FLOW INFORMATION
Interest paid, including acquired accrued interest	688,000	688,000	248,388
Noncash Investing and Financing Activities:
Investment - non-cash		65,807
Liabilities acquired through Cell Genesys transaction			18,487,298
Shares issued for Cell Genesys transaction			36,800,043
Investment acquired through Cell Genesys transaction			3,486,000
Other assets acquired in Cell Genesys transaction			293,658
Purchase of fixed assets on account, non-cash investing activity	$ 21,405

DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2011
DESCRIPTION OF BUSINESS
DESCRIPTION OF BUSINESS

1. DESCRIPTION OF BUSINESS

        BioSante Pharmaceuticals, Inc. (the Company) is a specialty pharmaceutical company focused on developing products for female sexual health and oncology. The Company's products, either approved or in human clinical development, include: (1) LibiGel, once daily transdermal testosterone gel in Phase III clinical development for the treatment of female sexual dysfunction (FSD), specifically hypoactive sexual desire disorder (HSDD); (2) a once daily transdermal testosterone gel approved by the U.S. Food and Drug Administration (FDA) indicated for the treatment of hypogonadism, or testosterone deficiency in men, and licensed to Teva Pharmaceuticals USA, Inc. (Teva); (3) GVAX cancer vaccines, a portfolio of cancer vaccines, four of which have been granted FDA orphan drug designation, and are currently in 17 Phase I and Phase II clinical trials for the treatment of various cancers; (4) The Pill-Plus (triple component contraceptive), once daily use of various combinations of estrogens, progestogens and androgens in Phase II development; and (5) Elestrin, once daily transdermal estradiol (estrogen) gel approved by the FDA indicated for the treatment of moderate-to-severe vasomotor symptoms (hot flashes) associated with menopause and marketed in the U.S. by Jazz Pharmaceuticals, Inc. (Jazz Pharmaceuticals), our licensee.

        The Company's lead product in development has been LibiGel for the treatment of FSD, specifically HSDD, in postmenopausal women, for which there is no FDA-approved pharmaceutical product. The Company continues to analyze the data from the two pivotal LibiGel Phase III efficacy trials first reported on December 14, 2011. Initial analysis of the efficacy data from these trials shows that the trials did not meet the co-primary or secondary endpoints. Although there were no statistical differences from placebo, results indicated that LibiGel performed as predicted based on previous experience with testosterone products for FSD. However, the placebo response in the two efficacy trials was overwhelming and unpredictable; and therefore, LibiGel's results were not shown to be statistically different from placebo. The LibiGel Phase III safety study, which completed enrollment in June 2011, continues and will continue during further analysis of the LibiGel efficacy data and until a final strategic decision has been made. It is the Company's objective to meet with the FDA to determine the best path forward, and to make a decision during the second quarter of 2012 whether to continue the LibiGel Phase III safety study.

        The Company's corporate strategy always has included product development of high value medically-needed pharmaceutical products. In light of recently announced top-line results from the Company's two pivotal LibiGel Phase III efficacy trials, the Company is assessing its corporate strategy. The Company is determining LibiGel's path forward and potential alternative strategies to utilize the continuing LibiGel Phase III cardiovascular events and breast cancer safety study. The Company also has expanded its efforts to explore new product development projects through in-licensing and mergers and acquisitions. In addition, a full review of the Company's GVAX cancer vaccine portfolio is underway.

        On January 31, 2012, the Company received a notice from the Listing Qualifications Department of The NASDAQ Stock Market indicating that, for the last 30 consecutive business days, the bid price for the Company's common stock had closed below the minimum $1.00 per share required for continued inclusion on The NASDAQ Global Market under NASDAQ Listing Rule 5450(a)(1). The notification letter stated that pursuant to NASDAQ Listing Rule 5810(c)(3)(A), the Company will be afforded 180 calendar days, or until July 30, 2012, to regain compliance with the minimum bid price requirement. In order to regain compliance, shares of the Company's common stock must maintain a minimum bid closing price of at least $1.00 per share for a minimum of 10 consecutive business days. If the Company does not regain compliance by July 30, 2012, the Company may transfer its common stock listing to The NASDAQ Capital Market and be eligible for an additional 180-day grace period if the Company meets the market value of publicly held shares requirement for continued listing and all other initial inclusion requirements for listing on The NASDAQ Capital Market, other than the minimum bid price requirement. In order to be afforded the additional 180-day compliance period, the Company also would need to provide NASDAQ written notice of its intention to cure the minimum bid price deficiency during the second compliance period by effecting a reverse stock split, if necessary. If the Company does not indicate its intent to cure the deficiency or if it does not appear to NASDAQ that it is possible for the Company to cure the deficiency, the Company will not be eligible for the second 180-day grace period and its common stock will be subject to delisting, which delisting determination the Company may appeal to a hearings panel at that time.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Consolidation Basis of Presentation and Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  Basis of Presentation

        These financial statements are expressed in U.S. dollars. The Company is organized into one operating and one reporting segment.

        The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (generally accepted accounting principles). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Company does not have items of other comprehensive income for years ended December 31, 2011, 2010 or 2009; and therefore, has not presented comprehensive income.

        On June 1, 2012, the Company effected a one-for-six reverse split of its outstanding common stock and class C special stock. All share and per share numbers have been adjusted retroactively to reflect the one-for-six reverse stock split effected on June 1, 2012.

        Subsequent to the issuance of the financial statements contained in the registration statement on Form S-4 as amended and as declared effective by the Securities and Exchange Commission on January 22, 2013, the Company identified a retrospective application of the misstatement in the calculation of common stock presented in its statements of stockholders' equity resulting from the reverse stock split effective June 1, 2012. The misstatement has been corrected in these financial statements.

        On October 14, 2009, the Company acquired 100 percent of the common stock of Cell Genesys, Inc. (Cell Genesys) in a direct merger transaction, with the Company being the surviving corporation. The primary reason the Company merged with Cell Genesys was the Company's need for additional funding to continue its Phase III clinical studies for LibiGel and the lack of other available acceptable alternatives for the Company to access capital prior to and at the time the merger agreement was entered into by the parties in June 2009, especially in light of the then state of the markets for equity offerings, which historically had been the Company's primary method for raising additional financing. Effective October 14, 2009, the balance sheet and net loss of the Company reflect the purchase price allocation and charges resulting from the purchase price allocation related to the merger, which included adjustments to carrying values of the acquired net assets based on their estimated fair values as of that date.

  Reclassifications

        Certain amounts in the 2010 and 2009 financial statements have been reclassified to conform to their presentation in the 2011 financial statements. Specifically, in the statement of cash flows, the changes related to Accounts receivable in the amounts of $64,645 and $285,838 for the years ended December 31, 2010 and 2009, respectively, have been combined into the Prepaid expenses and other assets line item within the net cash used in operating activities section.

  Cash and Cash Equivalents

        The Company generally considers all instruments with original maturities of three months or less to be cash equivalents. Interest income on invested cash balances is recognized on the accrual basis as earned.

        As of December 31, 2011, all of the Company's cash and cash equivalents resided in a 100 percent FDIC-insured non-interest bearing checking account, a U.S. Treasury money market fund or a certificate of deposit. As of December 31, 2010, all of the Company's cash and cash equivalents resided in a 100 percent FDIC-insured non-interest bearing checking account in order to ensure maximum safety of principal.

  Fair Value of Financial Instruments

        The carrying value of certain of the Company's financial instruments, including cash equivalents, accounts receivable and accounts payable, approximate fair value due to their short maturities. Other information about the Company's assets and liabilities recorded at fair value is included in Note 14, "Fair Value Measurements."

  Property and Equipment

        Property and equipment that currently is being used in the Company's operations is stated at cost less accumulated depreciation and amortization. Depreciation is computed primarily on a straight line basis over the estimated useful lives of the respective assets, typically five and seven years for software and computer equipment and 10 years for non-computer equipment.

  Long-Lived Assets

        Long-lived assets are reviewed for possible impairment whenever events indicate that the carrying amount of such assets may not be recoverable. If such a review indicates an impairment, the carrying amount of such assets is reduced to estimated recoverable value.

  Convertible Senior Notes

        The Company assumed two series of 3.125% convertible senior note obligations with an aggregate principal balance of $22,016,000, which contain certain redemption, repurchase and conversion adjustment features as a result of its transaction with Cell Genesys. The Company made an irrevocable election to account for these convertible senior notes at fair value commencing from the date of the merger, resulting in recognition of a single liability for the convertible senior notes which are reported at fair value at each reporting date. Subsequent changes in the carrying value of the convertible senior notes are reflected in fair value adjustment in the accompanying statements of operations.

  Research and Development

        Research and development costs are charged to expense as incurred. Direct government grants are recorded as an offset to the related research and development costs when the Company has complied with the conditions attached to the grant and there is reasonable assurance that the funds will be received.

  Legal Costs

        For ongoing matters, legal costs are charged to expense as incurred.

  Basic and Diluted Net Loss Per Share

        The basic and diluted net loss per share is computed based on the weighted average number of the shares of common stock and class C special stock outstanding, all being considered as equivalent of one another. Basic loss per share is computed by dividing loss available to common stockholders by the weighted average number of shares outstanding for the reporting period. Diluted loss per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. The computation of diluted loss per share does not include the Company's stock options, warrants or convertible debt as such securities have an antidilutive effect on loss per share.

  Stock-Based Compensation

        The Company recognizes stock-based compensation expense granted to employees generally on a straight-line basis over the estimated service period of the award, or when certain performance-based vesting provisions occur, for awards that contain these features. The Company also has granted options to non-employees in exchange for services. Expense related to such grants is recognized within the Company's statements of operations in accordance with the nature of the service received by the Company.

        Warrants issued to non-employees as compensation for services rendered are valued at their fair value on the date of issue and are re-measured until the counterparty's performance under the arrangement is complete.

  Revenue Recognition

        The Company has entered into various licensing agreements that have generated license revenue or other upfront fees and which also may involve subsequent milestone payments earned upon completion of development milestones by the Company or upon the occurrence of certain regulatory actions, such as the filing of a regulatory application or the receipt of a regulatory approval. Non-refundable license fees are recognized as revenue when the Company has a contractual right to receive such payment, the contract price is fixed or determinable, the collection of the resulting receivable is reasonably assured and the Company has no further performance obligations under the license agreement. Non-refundable license fees that meet these criteria and are due to the Company upon execution of an agreement are recognized as revenue immediately.

        Milestones, in the form of additional license fees, typically represent non-refundable payments to be received in conjunction with the achievement of a specific event identified in the contract, such as completion of specified clinical development activities and/or regulatory submissions and/or approvals, or as sales-based milestone payments. Revenues from milestone payments that meet the criteria in the preceding paragraph are recognized when the milestone is achieved.

        Additionally, royalty revenue based upon sales of products under license is recorded when such royalties are earned and are deemed collectible, which is generally in the quarter when the related products are sold.

  Income Taxes

        Deferred tax assets or liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities, as measured by enacted tax rates. A valuation allowance is provided against deferred income tax assets in circumstances where management believes the recoverability of a portion of the assets is not more likely than not. The Company has provided a full valuation allowance against its net deferred tax assets as of December 31, 2011 and 2010.

  Investments

        The investments balance of $3,405,807 as of December 31, 2011 and 2010 consists of the Company's investments that are recorded using the cost method, and substantially represents the Company's investment in Ceregene, Inc., a privately held biotechnology company (Ceregene). As a result of the Company's merger with Cell Genesys, the Company acquired a minority investment in Ceregene. The Company has recorded its investment using the cost method, as no active market exists for this investment, and the Company does not possess significant influence over operating and financial policies of Ceregene, although the Company by virtue of its stock ownership of Ceregene has the right to designate one member on the Ceregene board of directors. During 2010, the Company recorded a $286,000 impairment on this investment. Such impairment was based on a third-party investment in Ceregene in 2010.

        The valuation of investments accounted for under the cost method is based on all available financial information related to the investee, including valuations based on recent third party equity investments in the investee. If an unrealized loss on any investment is considered to be other-than-temporary, the loss is recognized in the period the determination is made. All investments are reviewed for changes in circumstances or occurrence of events that suggest the investment may not be recoverable. The fair value of the cost method investments are not estimated if there are no identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investments and it is not practicable to estimate the fair value of the investments.

  Recent Accounting Pronouncements

        In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRS)." This pronouncement was issued to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and IFRS. ASU 2011-04 changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. This pronouncement is effective for reporting periods beginning on or after December 15, 2011, with early adoption prohibited. The new guidance will require prospective application. The Company will adopt this guidance at the beginning of its first quarter of 2012. Adoption of this guidance is not expected to have a material impact on the Company's financial position, results of operations or cash flows.

LIQUIDITY AND CAPITAL RESOURCES	12 Months Ended
Dec. 31, 2011
LIQUIDITY AND CAPITAL RESOURCES
LIQUIDITY AND CAPITAL RESOURCES

3. LIQUIDITY AND CAPITAL RESOURCES

        Substantially all of the Company's revenue to date has been derived from upfront, milestone and royalty payments earned on licensing transactions and from subcontracts. The Company's business operations to date have consisted mostly of licensing and research and development activities and the Company expects this to continue for the immediate future. The Company has not introduced commercially any products. If and when the Company's products for which it has not entered into marketing relationships receive FDA approval, the Company may begin to incur other expenses, including sales and marketing related expenses if it chooses to market the products itself.

        During 2011, the Company raised approximately $68.9 million in net proceeds, after deducting placement agent fees, underwriters' discounts, commissions and other offering expenses, through the sale of common stock in an underwritten public offering and common stock and warrants in a registered direct offering, as more fully described in Note 9, "Stockholders' Equity."

        As of December 31, 2011, the Company had $57.2 million of cash and cash equivalents. Absent the receipt of any additional licensing income or financing, the Company expects its cash and cash equivalents balance to decrease as the Company continues to use cash to fund its operations, including in particular its LibiGel Phase III safety study if the Company decides to continue such study. As of March 12, 2012, the Company has $11.8 million in aggregate principal amount of 3.125% convertible senior notes due May 1, 2013 outstanding. In February 2012, the Company issued an aggregate of approximately 1.9 million shares of its common stock to one of the holders of the Company's 3.125% convertible senior notes due May 1, 2013 in exchange for cancellation of $9.0 million in aggregate principal amount of such notes, including accrued and unpaid interest. Assuming the Company continues its LibiGel Phase III safety study, the Company expects its cash and cash equivalents as of December 31, 2011 to meet its liquidity requirements through mid 2013. If the Company terminates its LibiGel Phase III safety study and assuming that the Company does so during the second quarter of 2012 and assuming no other corporate product development and activities, the Company expects its cash and cash equivalents to meet its liquidity requirements through late 2014. These estimates may prove incorrect or the Company, nonetheless, may choose to raise additional financing earlier.

        The Company's future capital requirements will depend upon numerous factors, including:

  •
  the progress, timing, cost and results of the Company's preclinical and clinical development programs, including in particular if the Company decides to continue its LibiGel Phase III safety study;

  •
  whether the Company in-licenses additional new products that require further development;

  •
  the cost, timing and outcome of regulatory actions with respect to the Company's products;

  •
  the Company's ability to obtain value from its current products and technologies and its ability to out-license its products and technologies to third parties for development and commercialization and the terms of such out-licensings;

  •
  the Company's ability to acquire or in-license additional new products and technologies and the costs and expenses of such acquisitions or licenses;

  •
  the timing and amount of any royalties, milestone or other payments that the Company may receive from or be obligated to pay to current and potential licensors, licensees and other third parties;

  •
  the costs of preparing, filing, prosecuting, maintaining and enforcing patent claims and other intellectual property rights;

  •
  the emergence of competing products and technologies, and other adverse market developments;

  •
  the perceived, potential and actual commercial success of the Company's products;

  •
  the outstanding principal amount of the Company's 3.125% convertible senior notes due May 1, 2013 that are scheduled to mature and become due and payable on May 1, 2013 and the Company's ability to avoid a "fundamental change" or an "event of default" under the indenture governing such notes, which may cause such notes to become due and payable prior to their maturity date on May 1, 2013;

  •
  the Company's operating expenses;

  •
  the success, progress, timing and costs of the Company's business development efforts to implement business collaborations, licenses and other business combinations or transactions, and the Company's efforts to evaluate various strategic alternatives available with respect to its products and the Company; and

  •
  the resolution of the Company's pending purported class action litigation.

        The Company does not have any existing credit facilities under which the Company could borrow funds. In the event that the Company would require additional working capital to fund future operations, the Company could seek to acquire such funds through additional equity or debt financing arrangements. If the Company raises additional funds by issuing equity securities, the Company's stockholders may experience dilution. Debt financing, if available, may involve covenants restricting the Company's operations or the Company's ability to incur additional debt. There is no assurance that any financing transaction will be available on terms acceptable to the Company, or at all. As an alternative to raising additional financing, the Company may choose to license one or more of its products or technologies to a third party who may finance a portion or all of the continued development and, if approved, commercialization of that licensed product, sell certain assets or rights under the Company's existing license agreements or enter into other business collaborations or combinations, including the possible sale of the Company. In addition, from time to time, the Company may purchase, exchange or restructure its outstanding convertible senior notes through cash purchases and/or exchanges for other equity securities of the Company, in open market purchases, privately negotiated transactions and/or a tender offer. Such additional purchases, exchanges or restructurings, if any, will depend on prevailing market conditions, the Company's available cash and cash equivalents, the Company's liquidity requirements, contractual restrictions and other factors. Such future purchases, exchanges or restructurings could dilute the percentage ownership of the Company's stockholders, result in the issuance of securities at a discount to market price or that may have rights, preferences or privileges senior to those of the Company's existing stockholders and/or decrease the Company's cash balance. A significant decrease in the Company's cash balance may impair the Company's ability to execute strategic alternatives or leave the Company without sufficient cash remaining for operations.

        The announcement of the results of the Company's LibiGel Phase III efficacy trials has significantly depressed the trading price of the Company's common stock and if the Company terminates its LibiGel Phase III safety study, the trading price of the Company's common stock could be depressed further and affect adversely the Company's ability to raise additional capital. The decrease in the trading price of the Company's common stock has resulted in the bid price for the Company's common stock failing to meet the minimum $1.00 per share required for continued inclusion on The NASDAQ Global Market. The Company has until July 30, 2012 to regain compliance with the minimum bid price requirement. In order to regain compliance, shares of the Company's common stock must maintain a minimum bid closing price of at least $1.00 per share for a minimum of 10 consecutive business days. If the Company does not regain compliance by July 30, 2012, the Company may transfer its common stock listing to The NASDAQ Capital Market and be eligible for an additional 180-day grace period if the Company meets the market value of publicly held shares requirement for continued listing and all other initial inclusion requirements for listing on The NASDAQ Capital Market, other than the minimum bid price requirement. In order to be afforded the additional 180-day compliance period, the Company also would need to provide NASDAQ written notice of the Company's intention to cure the minimum bid price deficiency during the second compliance period by effecting a reverse stock split, if necessary. If the Company does not indicate its intent to cure the deficiency or if it does not appear to NASDAQ that it is possible for the Company to cure the deficiency, the Company will not be eligible for the second 180-day grace period and its common stock will be subject to delisting, which delisting determination the Company may appeal to a hearings panel at that time. A delisting of the Company's common stock from NASDAQ or even the transfer of the Company's common stock listing to The NASDAQ Capital Market could result in further decreases in the trading price of the Company's common stock and, among other things, could harm the Company's ability to raise financing.

        In addition, the announcement of the results of the Company's LibiGel Phase III efficacy trials has resulted in pending purported class action litigation of which the Company, along with its President and Chief Executive Officer, are defendants, which litigation is described in more detail in Note 13, "Commitments and Contingencies". While the Company believes the actions are without merit and intends to defend the actions vigorously, such litigation could divert management's attention, harm the Company's business and/or reputation and result in significant liabilities, as well as harm the Company's ability to raise financing.

        The Company can provide no assurance that additional financing, if needed, will be available on terms favorable to the Company, or at all. This is particularly true if investors are not confident in the future value of the Company, the Company loses the NASDAQ listing of its common stock and/or economic and market conditions deteriorate. If adequate funds are not available or are not available on acceptable terms when the Company needs them, the Company may need to cut its operating costs further or the Company may be forced to explore other strategic alternatives, such as selling or merging the Company or winding down its operations and liquidating the Company. In such case, the Company's stockholders could lose some or all of their investment.

ACQUISITION OF NET ASSETS OF CELL GENESYS	12 Months Ended
Dec. 31, 2011
ACQUISITION OF NET ASSETS OF CELL GENESYS
ACQUISITION OF NET ASSETS OF CELL GENESYS

4. ACQUISITION OF NET ASSETS OF CELL GENESYS

        On October 14, 2009, the Company acquired 100 percent of the common stock of Cell Genesys in a direct merger transaction. The merger was accounted as an acquisition of the net assets of Cell Genesys, whereby the individual assets and liabilities of Cell Genesys were recorded by the Company as of the completion of the merger based on their estimated fair values. As Cell Genesys had ceased substantially its operations prior to the date of the transaction, the merger was not considered to be a business combination, and the allocation of the purchase price did not result in recognition of goodwill. The total purchase price is allocated to the acquired assets and assumed liabilities of Cell Genesys based on their estimated relative fair values as of the merger closing date. The table below displays the purchase price of the merger.

Fair value of BioSante common stock issued (3,369,967 shares)	$36,800,043
Transaction costs of BioSante	2,431,252

Total purchase price	$39,231,295

        The total purchase price was allocated as follows:

Cash	$24,746,346
Investment in Ceregene	3,486,000
In-process research and development	9,000,000
Receivables, equipment and other assets	293,658
Accounts payable and accrued liabilities	1,777,323
Convertible senior notes	16,709,580

Total net assets acquired	$19,039,101

        In addition to the $24.7 million in cash acquired, the Company obtained, as a result of the merger, the rights to all in-process research and development of Cell Genesys, which included a portfolio of cancer vaccines and other technologies. The $9.0 million value attributed to this portfolio was expensed as of the date of the acquisition as acquired in-process technology, as it was considered to have no alternative future use. The $20.2 million representing the premium of the total value of consideration in excess of fair values of the net assets acquired also was expensed as of the date of the acquisition.

        In addition, as a result of the merger, the Company assumed $1.2 million in aggregate principal amount of 3.125% convertible senior notes due November 1, 2011 and $20.8 million in aggregate principal amount of 3.125% convertible senior notes due May 1, 2013 issued by Cell Genesys. As a result of the merger and in accordance with the terms of the indentures governing the 3.125% convertible senior notes due May 1, 2013 as supplemented by supplemental indentures entered into between the Company and the trustees thereunder, such notes became convertible into an aggregate of 931,093 shares of the Company's common stock at a conversion price of $22.32 per share, in each case subject to adjustments for stock dividends, stock splits, and other similar events. For more details see Note 7, "Convertible Senior Notes."

LICENSE AGREEMENTS	12 Months Ended
Dec. 31, 2011
LICENSE AGREEMENTS
LICENSE AGREEMENTS

5. LICENSE AGREEMENTS

  Gel Products

        The Company licensed the technology underlying LibiGel and Elestrin, but not its male testosterone gel, from Antares Pharma, Inc. (Antares). Under the agreement, Antares granted the Company an exclusive license to certain patents and patent applications covering these gel products, including rights to sublicense, in order to develop and market the products in certain territories. Under the agreement, the Company is required to pay Antares certain development and regulatory milestone payments and royalties based on net sales of any products the Company or any sub-licensee sells incorporating the in-licensed technology. The patents covering the formulations used in these gel products are expected to expire in 2022 and 2028. The Company's male testosterone gel was developed and is fully-owned by the Company and is not covered under the Antares license.

  GVAX Cancer Vaccine Technology

        The Company owns development and commercialization rights to its GVAX cancer vaccine technology as a result of its transaction with Cell Genesys. The original core patent applications covering the cancer vaccine technology were licensed exclusively to Cell Genesys from Johns Hopkins University and The Whitehead Institute for Biomedical Research in 1992. Rights to additional patents and patent applications were licensed from Johns Hopkins University in 2001. The patents are expected to expire between 2012 and 2026. Under the various agreements, the Company is required to pay Johns Hopkins University and The Whitehead Institute for Biomedical Research certain development and regulatory milestone payments and royalties based on net sales of any products the Company or any sub-licensee sells incorporating the in-licensed technology.

  The Pill Plus

        The Company licensed the technology underlying its triple component contraceptive, or The Pill Plus, from Wake Forest University Health Sciences and Cedars-Sinai Medical Center. The financial terms of this license include regulatory milestone payments, maintenance payments and royalty payments by the Company if a product incorporating the licensed technology gets approved and subsequently is marketed. The patents covering the technology underlying The Pill Plus are expected to expire in 2016.

  Other License Agreements

        The Company has entered into several other license agreements in which the Company has out-licensed certain of the rights and technologies the Company has licensed. Under these agreements, the Company typically is entitled to receive royalty payments on any sales of the products and, in some cases, may be entitled to receive certain development and regulatory milestones.

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

6. PROPERTY AND EQUIPMENT

        Property and equipment, net of accumulated depreciation at December 31, 2011 and 2010 consists of the following:

	2011	2010
Computer equipment	$520,647	$417,840
Office equipment	388,659	163,653
Equipment	378,147	500,130

	1,287,453	1,081,623
Accumulated depreciation and amortization	(426,089)	(445,847)

	$861,364	$635,776

        There was no construction in progress as of December 31, 2011 or December 31, 2010.

CONVERTIBLE SENIOR NOTES	12 Months Ended
Dec. 31, 2011
CONVERTIBLE SENIOR NOTES
CONVERTIBLE SENIOR NOTES

7. CONVERTIBLE SENIOR NOTES

        As a result of the Company's merger with Cell Genesys, the Company assumed liabilities related to two series of convertible senior notes of Cell Genesys—$1,234,000 aggregate principal amount of 3.125% convertible senior notes due November 1, 2011 (the 2011 Notes) and $20,782,000 aggregate principal amount of 3.125% convertible senior notes due May 1, 2013 (the 2013 Notes and collectively with the 2011 Notes, the Notes). The conversion features of the Notes were adjusted for the exchange ratio used in the merger, as described in Note 9, "Stockholders' Equity."

        Immediately prior to November 1, 2011, the Company repaid in its entirety the outstanding aggregate principal amount of the 2011 Notes and all accrued interest thereon through such date. As of December 31, 2011, the 2013 Notes remained outstanding. In February 2012, the Company issued 1.9 million shares of its common stock to one of the holders of the 2013 Notes in exchange for cancellation of an aggregate of $9.0 million principal amount of such notes, including accrued and unpaid interest. The $11.8 million principal amount of the remaining 2013 Notes are exchangeable at the option of the holder or upon certain specified events into an aggregate of approximately 0.5 million shares of the Company's common stock at a conversion price of $22.32 per share. The 2013 Notes are our general, unsecured obligations, ranking equally with all of the Company's existing and future unsubordinated, unsecured indebtedness and senior in right of payment to any subordinated indebtedness, but are effectively subordinated to all of the Company's existing and future secured indebtedness to the extent of the value of the related security, and structurally subordinated to all existing and future liabilities and other indebtedness of the Company's subsidiaries. The 2013 Notes are subject to repurchase by the Company at each holder's option, if a fundamental change (as defined in the indenture) occurs, at a repurchase price equal to 100 percent of the principal amount of the 2013 Notes, plus accrued and unpaid interest on the repurchase date and are subject to redemption for cash by the Company, in whole or in part, at a redemption price equal to 100 percent of the principal amount of such notes plus accrued and unpaid interest to the redemption date, if the closing price of the Company's common stock has exceeded 150 percent of the conversion price then in effect with respect to such notes for at least 20 trading days in any period of 30 consecutive trading days ending on the trading day prior to the mailing of the notice of redemption. As of December 31, 2011, the 2013 Notes were not eligible for redemption. The indenture governing the 2013 Notes, as supplemented by the supplemental indenture, does not contain any financial covenants and does not restrict the Company from paying dividends, incurring additional debt or issuing or repurchasing the Company's other securities. In addition, the indenture, as supplemented by the supplemental indenture, does not protect the holders of the 2013 Notes in the event of a highly leveraged transaction or a fundamental change of the Company except in certain circumstances specified in the indenture.

        From time to time, the Company may purchase, exchange or restructure its outstanding 2013 Notes through cash purchases and/or exchanges for other equity securities of the Company, in open market purchases, privately negotiated transactions and/or a tender offer. Such additional purchases, exchanges or restructurings, if any, will depend on prevailing market conditions, the Company's available cash and cash equivalents, the Company's liquidity requirements, contractual restrictions and other factors. Such future purchases, exchanges or restructurings could dilute the percentage ownership of the Company's stockholders, result in the issuance of securities at a discount to market price or that may have rights, preferences or privileges senior to those of the Company's existing stockholders and/or decrease the Company's cash balance. A significant decrease in the Company's cash balance may impair the Company's ability to execute strategic alternatives or leave the Company without sufficient cash remaining for operations.

        The Company has elected to record the Notes at fair value in order to simplify the accounting for the convertible debt, inclusive of the redemption, repurchase and conversion adjustment features which would otherwise require specialized valuation, bifurcation and recognition. Accordingly, the Company has adjusted the carrying value of the Notes to their fair value as of December 31, 2011, with changes in the fair value of the Notes occurring since December 31, 2010, reflected in fair value adjustment in the statements of operations. The fair value of the Notes is based on Level 2 inputs. The recorded fair value of the Notes of an aggregate of $17,336,760 as of December 31, 2011 differs from their total stated principal amount of $20,782,000 by $3,445,240. The recorded value of the Notes of an aggregate of $18,547,333 as of December 31, 2010 differs from their total stated principal amount of $22,016,000 by $3,468,667. The Company recorded fair value adjustments of $(23,427) and $(1,870,916) related to the Notes for the years ended December 31, 2011 and 2010, respectively, to increase its recorded liability and corresponding expense in 2011 and 2010.

        For the year ended December 31, 2010, approximately $184,000 of the fair value adjustment was attributable to the change in instrument specific credit risk. There was no significant change in the fair value of the convertible senior notes due to a change in instrument specific credit risk for the years ended December 31, 2011 or 2009. The change in the aggregate fair value of the Notes due to instrument specific credit risk was estimated by calculating the difference between the December 31, 2010 fair value of the Notes as recorded and what the fair value of the convertible notes would have been on December 31, 2010 if the December 31, 2009 discount rate continued to be used in the calculation. The instrument specific credit risk for the year ended December 31, 2010 has increased the fair value of the Notes as market borrowing rates have decreased for similarly rated companies and are estimated to have decreased for the Company as well, indicating a lower credit spread assuming no significant changes in the risk-free borrowing rate.

        The Company establishes the value the convertible senior notes based upon contractual terms of the notes, as well as certain key assumptions.

        The assumptions as of December 31, 2011 were:

2013 Notes
Average risk-free rate	0.19%
Volatility of BioSante common stock	77.4%
Discount rate for principal payments in cash	18.5%

        The assumptions as of December 31, 2010 were:

	2013 Notes	2011 Notes
Average risk-free rate	0.82%	0.29%
Volatility of BioSante common stock	78.7%	61.0%
Discount rate for principal payments in cash	17.0%	17.0%

        The discount rate is based on observed yields as of the measurement date for debt securities of entities having a Ca and Caa3 rating for long-term corporate obligations as assigned by Moody's Investors Service. Volatility is based on the historical fluctuations in the Company's stock price for a period of time equal to the remaining time until the debt maturity. The risk-free rate is based on observed yields as of the measurement date of one-year, two-year and three-year U.S. Treasury Bonds.

        The following table represents the scheduled maturities of required principal payments by year related to the convertible senior notes at December 31, 2011:

2012	$—
2013	20,782,000

Total	$20,782,000

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES

8. INCOME TAXES

        The Company has analyzed its filing positions in all significant federal and state jurisdictions where it is required to file income tax returns, as well as open tax years in these jurisdictions. The Company's U.S. and state tax returns remain subject to examination for the year ended 1998 and all subsequent periods due to the availability of tax loss and credit carryforwards. The Company determined there are no uncertain tax positions existing as of December 31, 2011 or 2010.

        The components of the Company's net deferred tax asset at December 31, 2011 and 2010 were as follows:

	2011	2010
Net operating loss carryforwards	$63,969,813	$46,071,206
Tax basis in intangible assets	4,095,269	4,452,360
Deferred financing costs for tax	7,010,462	7,001,619
Research & development credits	8,266,610	5,796,148
Stock option expense	2,754,981	2,310,405
Other	448,140	25,955

	86,545,275	65,657,693
Valuation allowance	(86,545,275)	(65,657,693)

	$—	$—

        The Company has no current tax provision due to its current and accumulated losses, which result in net operating loss carryforwards. At December 31, 2011, the Company had approximately $169,456,000 of net operating loss carryforwards that are available to reduce future taxable income for a period of up to 20 years. The net operating loss carryforwards expire in the years 2018-2031 and their utilization in future years may be limited as prescribed by Section 382 of the United States Internal Revenue Code. The net operating loss carryforwards as well as amortization of various intangibles, principally acquired in-process research and development, and other items have generated deferred tax benefits, which have been recorded as deferred tax assets and are entirely offset by a tax valuation allowance. The valuation allowance has been provided at 100% to reduce the deferred tax assets to zero, which is the amount management believes is more likely than not to be realized. Additionally, the Company has provided a full valuation allowance against $8,266,610 of research and development credits, which are available to reduce future income taxes, if any in the future. The research and development credits expire in the years 2018-2031.

        The provision for income taxes differs from the amount computed by applying the statutory federal income tax rate of 34.5% to pre-tax income as follows:

	2011	2010	2009
Tax at U.S. federal statutory rate	$(17,804,934)	$(15,937,695)	$(16,397,080)
State taxes, net of federal benefit	(1,677,276)	(1,501,377)	(1,544,652)
Research and development credits	(1,537,863)	(966,941)	(515,235)
Other, net	132,491	133,932	17,718
Change in valuation allowance	20,887,582	18,272,081	18,439,249

	$—	$—	$—

STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

9. STOCKHOLDERS' EQUITY

  Authorized and Outstanding Capital Stock

        The Company is authorized to issue 200,000,000 shares of common stock, $0.0001 par value per share, 4,687,684 shares of class C special stock, $0.0001 par value per share, and 10,000,000 shares of undesignated preferred stock, $0.0001 par value per share.

        No shares of preferred stock were outstanding as of December 31, 2011 or 2010.

        There were 65,214 shares of class C special stock issued and outstanding as of December 31, 2011 and 2010. Each share of class C special stock entitles its holder to one vote per share. Each share of class C special stock is exchangeable, at the option of the holder, for one share of the Company's common stock, at an exchange price of $15.00 per share, subject to adjustment upon certain capitalization events. Holders of class C special stock are not entitled to receive dividends or to participate in the distribution of the Company's assets upon any liquidation, dissolution or winding-up of the Company. The holders of class C special stock have no cumulative voting, preemptive, subscription, redemption or sinking fund rights.

        There were 18,269,754 and 13,565,188 shares of common stock issued and outstanding as of December 31, 2011 and 2010, respectively. The Company has presented the par values of its common stock and the related additional paid in capital on a combined basis for all periods presented.

  Underwritten Public Offering

        On August 2, 2011, the Company completed an underwritten public offering of an aggregate of 2.7 million shares of its common stock at a purchase price of $18.00 per share, resulting in net proceeds of approximately $45.0 million, after underwriters' discounts, commissions and offering expenses.

  Registered Direct Offerings

        On March 8, 2011, the Company completed a registered direct offering of 2,033,247 shares of its common stock and warrants to purchase an aggregate of 711,636 shares of its common stock at a purchase price of $12.3678 per share to institutional investors for gross proceeds of $25.1 million. The offering resulted in net proceeds to the Company of $23.9 million, after deducting placement agent fees and offering expenses. The warrants are exercisable immediately and continuing for a period of three years, at an exercise price of $13.50 per share. In connection with the offering, the Company issued the placement agent warrants to purchase an aggregate of 40,665 shares of the Company's common stock at an exercise price of $15.48 per share, which warrants are exercisable immediately and will expire on June 9, 2014.

        On March 8, 2010, the Company completed a registered direct offering of an aggregate of 1,734,104 shares of its common stock and warrants to an aggregate of 867,052 shares of its common stock, at a purchase price of $10.38 per share to funds affiliated with two institutional investors resulting in net proceeds to the Company of approximately $17.5 million, after deducting placement agent fees and other offering expenses. The warrants are exercisable beginning on September 9, 2010, have an exercise price of $12.48 per share and will expire on September 8, 2015. In connection with the offering, the Company issued the placement agent warrants to purchase an aggregate of 34,682 shares of the Company's common stock at an exercise price of $12.96 per share, which warrants are exercisable beginning on September 8, 2010 and will expire on June 9, 2014.

        On June 23, 2010, the Company completed a registered direct offering of 1,189,061 shares of its common stock and warrants to purchase an aggregate of 594,530 shares of its common stock at a purchase price of $12.615 per share to funds affiliated with certain institutional investors for gross proceeds of $15.0 million. The offering resulted in net proceeds to the Company of approximately $14.1 million, after deducting placement agent fees and offering expenses. The warrants are exercisable immediately, have an exercise price of $14.70 per share and will expire on June 23, 2015. In connection with the offering, the Company issued the placement agent warrants to purchase an aggregate of 35,671 shares of the Company's common stock at an exercise price of $15.78 per share, which warrants are exercisable immediately and will expire on June 9, 2015.

        On December 31, 2010, the Company completed a registered direct offering of 1,764,706 shares of its common stock and warrants to purchase an aggregate of 882,353 shares of its common stock at a purchase price of $10.20 per share to funds affiliated with certain institutional investors for gross proceeds of $18.0 million. The offering resulted in net proceeds to the Company of approximately $16.9 million, after deducting placement agent fees and offering expenses. The warrants are exercisable immediately, have an exercise price of $12.00 per share and expire on December 30, 2015. In connection with the offering, the Company issued the placement agent warrants to purchase an aggregate of 52,941 shares of the Company's common stock at an exercise price of $12.75, which warrants are exercisable immediately and will expire on June 9, 2015.

  Acquisition of Net Assets of Cell Genesys

        In October 2009, the Company acquired Cell Genesys in a direct merger. As a result of the merger, each share of common stock of Cell Genesys issued and outstanding immediately prior to the effective time of the merger was converted into the right to receive 0.0305 of a share of the Company's common stock. In the aggregate, the Company issued approximately 3.4 million shares of its common stock to former Cell Genesys stockholders in connection with the merger. All options to purchase shares of Cell Genesys common stock, other than certain designated options held by certain of Cell Genesys's former officers (Assumed Options), became fully vested and exercisable until immediately prior to the effective time of the merger. At the effective time of the merger, such unexercised options other than the Assumed Options terminated. The Assumed Options were assumed by the Company and will remain outstanding following the merger, but converted into and became options to purchase shares of the Company's common stock on terms substantially identical to those in effect prior to the merger, except for adjustments to the underlying number of shares and the exercise price based on the 0.0305 exchange ratio. As a result of the merger, the Assumed Options converted into options to purchase an aggregate of 39,071 shares of the Company's common stock at a weighted average exercise price of $118.38 per share. All warrants to purchase shares of Cell Genesys common stock which by their terms survived the merger (Assumed Warrants) were assumed by the Company, but were converted into and became warrants to purchase shares of the Company's common stock on terms substantially identical to those in effect prior to the merger, except for adjustments to the underlying number of shares and the exercise price based on the 0.0305 exchange ratio. As a result of the merger, these Assumed Warrants converted into warrants to purchase an aggregate of 65,874 shares of the Company's common stock at a weighted average exercise price of $235.62 per share.

        For additional discussion regarding the merger with Cell Genesys and the assets and liabilities acquired, see Note 4, "Acquisition of Net Assets of Cell Genesys."

  Convertible Senior Notes

        See Note 7, "Convertible Senior Notes" for information regarding the convertible senior notes assumed in the Cell Genesys merger.

  Warrants

        As of December 31, 2011, warrants to purchase an aggregate of 3,794,741 shares of the Company's common stock were outstanding and exercisable as of December 31, 2011:

Issue Date	Number of Underlying Shares Of Common Stock	Per Share Exercise Price	Expiration Date
December 15, 2008	50,000	$24.00	June 14, 2014
July 21, 2009	30,000	$12.00	July 20, 2012
August 13, 2009	400,000	$15.00	August 12, 2014
August 13, 2009	40,000	$15.00	June 9, 2014
October 14, 2009	65,874	$235.62	April 1, 2012
March 8, 2010	867,052	$12.48	September 8, 2015
March 8, 2010	34,682	$12.96	June 9, 2014
June 23, 2010	594,530	$14.70	June 23, 2015
June 23, 2010	35,671	$15.78	June 9, 2015
November 22, 2010	30,000	$12.00	November 21, 2013
December 30, 2010	882,353	$12.00	December 30, 2015
December 30, 2010	52,941	$12.75	June 9, 2015
March 8, 2011	670,971	$13.50	March 8, 2014
March 8, 2011	40,665	$15.48	June 9, 2014

        During 2011, the Company issued warrants to purchase an aggregate of 711,636 shares of the Company's common stock in connection with the March 2011 registered direct offering as described above. During 2011, warrants to purchase an aggregate of 1,458 shares of common stock were exercised and warrants to purchase an aggregate of 151,868 shares of the Company's common stock expired unexercised.

        During 2010, the Company issued warrants to purchase an aggregate of 2,467,230 shares of the Company's common stock in connection with registered direct offerings as described above, and warrants to purchase 30,000 shares of the Company's common stock as compensation for investor relations services as described below. During 2010, no warrants were exercised and warrants to purchase an aggregate of 127,291 shares of the Company's common stock expired unexercised.

        During 2009, the Company issued warrants to purchase an aggregate of 440,000 shares of the Company's common stock in connection with a registered direct offering, warrants to purchase an aggregate of 65,874 shares of the Company's common stock in connection with the Cell Genesys merger, and warrants to purchase 30,000 shares of the Company's common stock as compensation for investor relations services as described below. During 2009, no warrants were exercised and warrants to purchase an aggregate of 89,166 shares of the Company's common stock expired unexercised.

        In 2011, 2010 and 2009, the Company issued warrants to purchase 0, 30,000 and 30,000 shares of the Company's common stock, respectively, in consideration for various investor relations services. The warrants became exercisable on a ratable basis over a twelve-month period from the date of grant. The Company uses the Black-Scholes pricing model to value these types of warrants and remeasures the awards each quarter until the measurement date is established. For the years ended December 31, 2011, 2010 and 2009, the Company recorded $204,980, $65,529 and $64,103, respectively, in non-cash general and administrative expense pertaining to consultant warrants.

STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

10. STOCK-BASED COMPENSATION

        The Company has two stockholder-approved equity-based compensation plans under which stock options have been granted—the BioSante Pharmaceuticals, Inc. Amended and Restated 1998 Stock Plan (1998 Plan) and the BioSante Pharmaceuticals, Inc. Second Amended and Restated 2008 Stock Incentive Plan (2008 Plan) (collectively, the Plans). The 2008 Plan replaced the 1998 Plan except with respect to options outstanding under the 1998 Plan. As of December 31, 2011, the number of shares of the Company's common stock authorized for issuance under the 2008 Plan, subject to adjustment as provided in the 2008 Plan, was 1,000,000 plus the number of shares subject to options outstanding under the 1998 Plan as of the effective date of the 2008 Plan but only to the extent that such outstanding options are forfeited, expire or otherwise terminate without the issuance of such shares. Of such authorized shares, 3,416 shares had been issued and 587,666 shares were subject to outstanding stock options as of December 31, 2011.

        Outstanding employee stock options generally vest over a period of three or four years and have 10-year contractual terms. Upon exercise of an option, the Company issues new shares of its common stock. From time to time, the Company grants employee stock options that have performance condition-based vesting provisions which result in expense when such performance conditions are probable of being achieved. None of these options were outstanding as of December 31, 2011. The non-cash, stock-based compensation cost that was incurred by the Company in connection with the 1998 Plan and the 2008 Plan was $1,177,683, $992,757 and $1,254,503 for the years ended December 31, 2011, 2010 and 2009, respectively. No income tax benefit was recognized in the Company's statements of operations for stock-based compensation arrangements due to the Company's net loss position.

        The weighted average fair value of the options at the date of grant for options granted during 2011, 2010 and 2009 was $7.32, $6.66 and $6.24 per share, respectively. The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2011	2010	2009
Expected option life (years)	5.5 - 6.25	6.00	6.00
Risk-free interest rate	1.175% - 2.57%	2.42%	2.74%
Expected stock price volatility	69.07% - 72.16%	76.05%	76.75%
Dividend yield	—	—	—

        The Company uses the simplified method to estimate the life of options. The risk-free interest rate used is the yield on a United States Treasury note as of the grant date with a maturity equal to the estimated life of the option. The Company calculated a volatility rate based on the closing price for its common stock at the end of each calendar month as reported by the NASDAQ Global Market. The Company has not in the past issued a cash dividend nor does it have any current plans to do so in the future; and therefore, an expected dividend yield of zero was used.

        The following table summarizes the stock option compensation expense for employees and non-employees recognized in the Company's statements of operations for each period:

	2011	2010	2009
Research and development	$423,925	$325,208	$361,773
General and administrative	753,758	667,549	892,730

Total stock-based compensation expense	$1,177,683	$992,757	$1,254,503

        A summary of activity under the Plans during the year ended December 31, 2011 is presented below:

Options	Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Term	Aggregate Intrinsic Value
Outstanding December 31, 2010	619,572	$22.14	6.74	$162,892
Granted	346,541	$11.40
Exercised	3,194	$10.14
Forfeited or expired	56,059	$17.70

Outstanding December 31, 2011	906,860	$18.36	6.97	$0

Exercisable at December 31, 2011	474,671	$25.14	5.40	$0

Vested or expected to vest at December 31, 2011	879,777	$18.36	6.95	$0

        There is no aggregate intrinsic value of the Company's outstanding and exercisable options as of December 31, 2011.

        As of December 31, 2011, there was $2,089,729 of total unrecognized compensation cost related to non-vested stock-based compensation arrangements granted under the Plans. The cost is expected to be recognized over a weighted-average period of 2.76 years.

        The intrinsic value of options exercised during the year ended December 31, 2011 and 2010 was $22,106 and $974, respectively. The Company did not receive a tax benefit related to the exercise of these options because of its net operating loss position. The total fair value of shares vested during the years ended December 31, 2011, 2010 and 2009 was $667,171, $764,921 and $788,461, respectively.

RETIREMENT PLAN	12 Months Ended
Dec. 31, 2011
RETIREMENT PLAN
RETIREMENT PLAN

11. RETIREMENT PLAN

        The Company offers a discretionary 401(k) Plan to all of its employees. Under the 401(k) Plan, employees may defer income on a tax-exempt basis, subject to limitations under the Internal Revenue Code of 1986, as amended. Under the 401(k) Plan, the Company may make discretionary matching contributions. Company contributions expensed in 2011, 2010 and 2009 totaled $211,494, $179,349 and $117,969, respectively.

LEASE ARRANGEMENTS	12 Months Ended
Dec. 31, 2011
LEASE ARRANGEMENTS
LEASE ARRANGEMENTS

12. LEASE ARRANGEMENTS

        The Company has entered into lease commitments for rental of its office space which expires in 2014. The future minimum lease payments during 2012, 2013 and 2014 are $236,747, $248,632 and $41,718, respectively.

        Rent expense amounted to $424,294, $338,588 and $325,093 for the years ended December 31, 2011, 2010 and 2009, respectively.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

13. COMMITMENTS AND CONTINGENCIES

  Antares Pharma, Inc. License

        The Company's license agreement with Antares Pharma, Inc. requires the Company to fund the development of the licensed products, make milestone payments and pay royalties on the sales of products related to this license. In 2011, 2010 and 2009, the Company paid or accrued $335,160, $152,228 and $63,749, respectively, to Antares as a result of royalties generated by Elestrin revenues. Pursuant to a separate agreement with Antares and related to the December 2009 license amendment with Azur Pharma International II Limited (now known as Jazz Pharmaceuticals, in light of Jazz Pharmaceuticals' acquisition of Azur), the Company paid Antares an aggregate of $268,750 in February 2010, which is recorded in licensing expense.

  Wake Forest License

        In April 2002, the Company exclusively in-licensed from Wake Forest University Health Sciences and Cedars-Sinai Medical Center three issued U.S. patents claiming triple component therapy (the combination use of estrogen plus progestogen plus androgen, e.g. testosterone) and obtained an option to license the patents for triple component contraception. The financial terms of the license include an upfront payment by the Company in exchange for exclusive rights to the license and regulatory milestone payments, maintenance payments and royalty payments by the Company if a product incorporating the licensed technology gets approved and subsequently marketed. In July 2005, the Company exercised the option for an exclusive license for the three U.S. patents for triple component contraception. The financial terms of this license include an upfront payment, regulatory milestone payments, maintenance payments and royalty payments by the Company if a product incorporating the licensed technology gets approved and subsequently marketed.

        Future minimum maintenance payments due under this agreement are as follows:

Year	Minimum Amount Due
2012	$80,000
2013	80,000
2014	80,000
2015	80,000
2016	40,000
Thereafter	80,000

        Under the terms of the license agreement with the Wake Forest University Health Sciences and Cedars-Sinai Medical Center, the Company has the right to terminate the license at any time.

        The Company has agreed to indemnify, hold harmless and defend Wake Forest University Health Sciences and Cedars-Sinai Medical Center against any and all claims, suits, losses, damages, costs, fees and expenses resulting from or arising out of exercise of the license agreement, including but not limited to, any product liability claims. The Company has not recorded any liability in connection with this obligation as no events occurred that would require indemnification.

  Aptar Pharma—Gel Filling Machine

        The Company currently has a commitment with Aptar Pharma to purchase a gel filling machine for $842,740. As of December 31, 2011, the Company has paid $337,096 resulting in a remaining obligation of $505,644.

  Pending Litigation

        On February 3, 2012, a purported class action lawsuit was filed in the United States District Court for the Northern District of Illinois under the caption Thomas Lauria, on behalf of himself and all others similarly situated v. BioSante Pharmaceuticals, Inc. and Stephen M. Simes naming the Company and the Company's President and Chief Executive Officer, Stephen M. Simes, as defendants. The complaint alleges that certain of the Company's disclosures relating to the efficacy of LibiGel and its commercial potential were false and/or misleading and that such false and/or misleading statements had the effect of artificially inflating the price of the Company's securities resulting in violations of Section 10(b) of the Securities Exchange Act of 1934, as amended (Exchange Act), Rule 10b-5 and Section 20(a) of the Exchange Act. A substantially similar complaint was filed in the same court on February 21, 2012. The plaintiffs seek to represent a class of persons who purchased the Company's securities between February 8, 2010 and December 15, 2011, and seek unspecified compensatory damages, equitable and/or injunctive relief, and reasonable costs, expert fees and attorneys' fees on behalf of such purchasers. BioSante believes the actions are without merit and intends to defend the actions vigorously. Additional lawsuits may be filed and, at this time, because the litigation is in its early stages, the Company is unable to predict the outcome of these lawsuits, the possible loss or range of loss, if any, associated with their resolution or any potential effect they may have on BioSante's operations. Failure by the Company to obtain a favorable resolution of the lawsuits, however, could have a material effect on the Company's financial condition, results of operations, cash flows or its operations.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

14. FAIR VALUE MEASUREMENTS

        The Company accounts for its convertible senior notes and U.S. Treasury money market fund at fair value. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, a fair value hierarchy has been established that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

          Level 1:    Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

          Level 2:    Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

          Level 3:    Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

        In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as considers counterparty credit risk.

        Financial assets and liabilities recorded at fair value on a recurring basis as of December 31, 2011 and 2010 are classified in the table below in one of the three categories described above:

Description	December 31, 2011 Balance	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market fund	$55,465,507	—	$55,465,507	—

Total assets	$55,465,507	—	$55,465,507	—

Liabilities:
2013 Notes	$17,336,760	—	$17,336,760	—

Total liabilities	$17,336,760	—	$17,336,760	—

Description	December 31, 2010 Balance	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market fund	$21,729,230	—	$21,729,230	—

Total assets	$21,729,230	—	$21,729,230	—

Liabilities:
2011 Notes	$1,111,132	—	$1,111,132	—
2013 Notes	17,436,201	—	17,436,201	—

Total liabilities	$18,547,333	—	$18,547,333	—

        The Company made an election to record the values of the 2011 Notes and 2013 Notes at fair value with gains and losses related to fluctuations in the value of these financial liabilities recorded in earning immediately pursuant to ASC 825. The fair values of the 2011 Notes and 2013 Notes are estimated based on the risk-free borrowing rate, the volatility of the Company's stock, and the current borrowing rates for similar companies. See Note 7, "Convertible Senior Notes" for more information and disclosures regarding key assumptions used in this fair value determination.

SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Dec. 31, 2011
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

15. SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

        Selected quarterly data for 2011 and 2010 is as follows:

	2011
	First	Second	Third	Fourth
Revenue	$57,000	$81,003	$182,784	$114,373
Research and development expenses	14,864,420	11,116,323	11,500,053	6,701,465
General and administrative expenses	1,593,557	1,989,103	1,675,268	1,723,562
Licensing expense	0	0	50,000	0

Operating loss	(16,442,921)	(13,064,942)	(13,028,207)	(8,340,710)

Net loss	(17,250,676)	(14,975,231)	(12,733,691)	(6,648,906)

Loss per share:
Basic and diluted	$(1.20)	$(0.96)	$(0.72)	$(0.36)

	2010
	First	Second	Third	Fourth
Revenue	$2,279,874	$0	$51,331	$143,032
Research and development expenses	9,426,870	8,657,606	9,716,091	11,904,935
General and administrative expenses	1,498,252	1,540,200	1,534,417	1,367,491
Licensing expense	268,750	0	0	0
Operating loss	(8,959,419)	(10,240,352)	(11,240,177)	(13,168,413)

Net loss	(10,540,419)	(10,794,351)	(11,589,711)	(13,271,735)

Loss per share:
Basic and diluted	$(1.14)	$(1.02)	$(0.96)	$(1.08)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2011
Consolidation Basis of Presentation and Accounting Policies
Basis of Presentation

  Basis of Presentation

        These financial statements are expressed in U.S. dollars. The Company is organized into one operating and one reporting segment.

        The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (generally accepted accounting principles). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Company does not have items of other comprehensive income for years ended December 31, 2011, 2010 or 2009; and therefore, has not presented comprehensive income.

        On June 1, 2012, the Company effected a one-for-six reverse split of its outstanding common stock and class C special stock. All share and per share numbers have been adjusted retroactively to reflect the one-for-six reverse stock split effected on June 1, 2012.

        Subsequent to the issuance of the financial statements contained in the registration statement on Form S-4 as amended and as declared effective by the Securities and Exchange Commission on January 22, 2013, the Company identified a retrospective application of the misstatement in the calculation of common stock presented in its statements of stockholders' equity resulting from the reverse stock split effective June 1, 2012. The misstatement has been corrected in these financial statements.

        On October 14, 2009, the Company acquired 100 percent of the common stock of Cell Genesys, Inc. (Cell Genesys) in a direct merger transaction, with the Company being the surviving corporation. The primary reason the Company merged with Cell Genesys was the Company's need for additional funding to continue its Phase III clinical studies for LibiGel and the lack of other available acceptable alternatives for the Company to access capital prior to and at the time the merger agreement was entered into by the parties in June 2009, especially in light of the then state of the markets for equity offerings, which historically had been the Company's primary method for raising additional financing. Effective October 14, 2009, the balance sheet and net loss of the Company reflect the purchase price allocation and charges resulting from the purchase price allocation related to the merger, which included adjustments to carrying values of the acquired net assets based on their estimated fair values as of that date.

Reclassifications

  Reclassifications

        Certain amounts in the 2010 and 2009 financial statements have been reclassified to conform to their presentation in the 2011 financial statements. Specifically, in the statement of cash flows, the changes related to Accounts receivable in the amounts of $64,645 and $285,838 for the years ended December 31, 2010 and 2009, respectively, have been combined into the Prepaid expenses and other assets line item within the net cash used in operating activities section.

Cash and Cash Equivalents

  Cash and Cash Equivalents

        The Company generally considers all instruments with original maturities of three months or less to be cash equivalents. Interest income on invested cash balances is recognized on the accrual basis as earned.

        As of December 31, 2011, all of the Company's cash and cash equivalents resided in a 100 percent FDIC-insured non-interest bearing checking account, a U.S. Treasury money market fund or a certificate of deposit. As of December 31, 2010, all of the Company's cash and cash equivalents resided in a 100 percent FDIC-insured non-interest bearing checking account in order to ensure maximum safety of principal.

Fair Value of Financial Instruments

  Fair Value of Financial Instruments

        The carrying value of certain of the Company's financial instruments, including cash equivalents, accounts receivable and accounts payable, approximate fair value due to their short maturities. Other information about the Company's assets and liabilities recorded at fair value is included in Note 14, "Fair Value Measurements."

Property and Equipment

  Property and Equipment

        Property and equipment that currently is being used in the Company's operations is stated at cost less accumulated depreciation and amortization. Depreciation is computed primarily on a straight line basis over the estimated useful lives of the respective assets, typically five and seven years for software and computer equipment and 10 years for non-computer equipment.

Long-Lived Assets

  Long-Lived Assets

        Long-lived assets are reviewed for possible impairment whenever events indicate that the carrying amount of such assets may not be recoverable. If such a review indicates an impairment, the carrying amount of such assets is reduced to estimated recoverable value.

Convertible Senior Notes

  Convertible Senior Notes

        The Company assumed two series of 3.125% convertible senior note obligations with an aggregate principal balance of $22,016,000, which contain certain redemption, repurchase and conversion adjustment features as a result of its transaction with Cell Genesys. The Company made an irrevocable election to account for these convertible senior notes at fair value commencing from the date of the merger, resulting in recognition of a single liability for the convertible senior notes which are reported at fair value at each reporting date. Subsequent changes in the carrying value of the convertible senior notes are reflected in fair value adjustment in the accompanying statements of operations.

Research and Development

  Research and Development

        Research and development costs are charged to expense as incurred. Direct government grants are recorded as an offset to the related research and development costs when the Company has complied with the conditions attached to the grant and there is reasonable assurance that the funds will be received.

Legal Costs	Legal Costs For ongoing matters, legal costs are charged to expense as incurred.
Basic and Diluted Net Loss Per Share

  Basic and Diluted Net Loss Per Share

        The basic and diluted net loss per share is computed based on the weighted average number of the shares of common stock and class C special stock outstanding, all being considered as equivalent of one another. Basic loss per share is computed by dividing loss available to common stockholders by the weighted average number of shares outstanding for the reporting period. Diluted loss per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. The computation of diluted loss per share does not include the Company's stock options, warrants or convertible debt as such securities have an antidilutive effect on loss per share.

Stock-Based Compensation

  Stock-Based Compensation

        The Company recognizes stock-based compensation expense granted to employees generally on a straight-line basis over the estimated service period of the award, or when certain performance-based vesting provisions occur, for awards that contain these features. The Company also has granted options to non-employees in exchange for services. Expense related to such grants is recognized within the Company's statements of operations in accordance with the nature of the service received by the Company.

        Warrants issued to non-employees as compensation for services rendered are valued at their fair value on the date of issue and are re-measured until the counterparty's performance under the arrangement is complete.

Revenue Recognition

  Revenue Recognition

        The Company has entered into various licensing agreements that have generated license revenue or other upfront fees and which also may involve subsequent milestone payments earned upon completion of development milestones by the Company or upon the occurrence of certain regulatory actions, such as the filing of a regulatory application or the receipt of a regulatory approval. Non-refundable license fees are recognized as revenue when the Company has a contractual right to receive such payment, the contract price is fixed or determinable, the collection of the resulting receivable is reasonably assured and the Company has no further performance obligations under the license agreement. Non-refundable license fees that meet these criteria and are due to the Company upon execution of an agreement are recognized as revenue immediately.

        Milestones, in the form of additional license fees, typically represent non-refundable payments to be received in conjunction with the achievement of a specific event identified in the contract, such as completion of specified clinical development activities and/or regulatory submissions and/or approvals, or as sales-based milestone payments. Revenues from milestone payments that meet the criteria in the preceding paragraph are recognized when the milestone is achieved.

        Additionally, royalty revenue based upon sales of products under license is recorded when such royalties are earned and are deemed collectible, which is generally in the quarter when the related products are sold.

Income Taxes

  Income Taxes

        Deferred tax assets or liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities, as measured by enacted tax rates. A valuation allowance is provided against deferred income tax assets in circumstances where management believes the recoverability of a portion of the assets is not more likely than not. The Company has provided a full valuation allowance against its net deferred tax assets as of December 31, 2011 and 2010.

Investments

  Investments

        The investments balance of $3,405,807 as of December 31, 2011 and 2010 consists of the Company's investments that are recorded using the cost method, and substantially represents the Company's investment in Ceregene, Inc., a privately held biotechnology company (Ceregene). As a result of the Company's merger with Cell Genesys, the Company acquired a minority investment in Ceregene. The Company has recorded its investment using the cost method, as no active market exists for this investment, and the Company does not possess significant influence over operating and financial policies of Ceregene, although the Company by virtue of its stock ownership of Ceregene has the right to designate one member on the Ceregene board of directors. During 2010, the Company recorded a $286,000 impairment on this investment. Such impairment was based on a third-party investment in Ceregene in 2010.

        The valuation of investments accounted for under the cost method is based on all available financial information related to the investee, including valuations based on recent third party equity investments in the investee. If an unrealized loss on any investment is considered to be other-than-temporary, the loss is recognized in the period the determination is made. All investments are reviewed for changes in circumstances or occurrence of events that suggest the investment may not be recoverable. The fair value of the cost method investments are not estimated if there are no identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investments and it is not practicable to estimate the fair value of the investments.

Recent Accounting Pronouncements

  Recent Accounting Pronouncements

        In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRS)." This pronouncement was issued to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and IFRS. ASU 2011-04 changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. This pronouncement is effective for reporting periods beginning on or after December 15, 2011, with early adoption prohibited. The new guidance will require prospective application. The Company will adopt this guidance at the beginning of its first quarter of 2012. Adoption of this guidance is not expected to have a material impact on the Company's financial position, results of operations or cash flows.

ACQUISITION OF NET ASSETS OF CELL GENESYS (Tables)	12 Months Ended
Dec. 31, 2011
ACQUISITION OF NET ASSETS OF CELL GENESYS
Schedule of purchase price of the merger

Fair value of BioSante common stock issued (3,369,967 shares)	$36,800,043
Transaction costs of BioSante	2,431,252

Total purchase price	$39,231,295

Schedule of purchase price allocation

Cash	$24,746,346
Investment in Ceregene	3,486,000
In-process research and development	9,000,000
Receivables, equipment and other assets	293,658
Accounts payable and accrued liabilities	1,777,323
Convertible senior notes	16,709,580

Total net assets acquired	$19,039,101

PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT
Schedule of property and equipment, net of accumulated depreciation

	2011	2010
Computer equipment	$520,647	$417,840
Office equipment	388,659	163,653
Equipment	378,147	500,130

	1,287,453	1,081,623
Accumulated depreciation and amortization	(426,089)	(445,847)

	$861,364	$635,776

CONVERTIBLE SENIOR NOTES (Tables)	12 Months Ended
Dec. 31, 2011
CONVERTIBLE SENIOR NOTES
Schedule of key assumptions used to establish the value of the 2013 Notes

   The assumptions as of December 31, 2011 were:

2013 Notes
Average risk-free rate	0.19%
Volatility of BioSante common stock	77.4%
Discount rate for principal payments in cash	18.5%

        The assumptions as of December 31, 2010 were:

	2013 Notes	2011 Notes
Average risk-free rate	0.82%	0.29%
Volatility of BioSante common stock	78.7%	61.0%
Discount rate for principal payments in cash	17.0%	17.0%

Schedule of maturities of required principal payments by year related to the convertible senior notes	The following table represents the scheduled maturities of required principal payments by year related to the convertible senior notes at December 31, 2011:

2012	$—
2013	20,782,000

Total	$20,782,000

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
INCOME TAXES
Schedule of the Company's net deferred tax asset

	2011	2010
Net operating loss carryforwards	$63,969,813	$46,071,206
Tax basis in intangible assets	4,095,269	4,452,360
Deferred financing costs for tax	7,010,462	7,001,619
Research & development credits	8,266,610	5,796,148
Stock option expense	2,754,981	2,310,405
Other	448,140	25,955

	86,545,275	65,657,693
Valuation allowance	(86,545,275)	(65,657,693)

	$—	$—

Schedule of difference in the provision for income taxes computed by applying the statutory income rate to pre-tax income

	2011	2010	2009
Tax at U.S. federal statutory rate	$(17,804,934)	$(15,937,695)	$(16,397,080)
State taxes, net of federal benefit	(1,677,276)	(1,501,377)	(1,544,652)
Research and development credits	(1,537,863)	(966,941)	(515,235)
Other, net	132,491	133,932	17,718
Change in valuation allowance	20,887,582	18,272,081	18,439,249

	$—	$—	$—

STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2011
STOCKHOLDERS' EQUITY
Schedule of warrants to purchase common stock outstanding and exercisable

Issue Date	Number of Underlying Shares Of Common Stock	Per Share Exercise Price	Expiration Date
December 15, 2008	50,000	$24.00	June 14, 2014
July 21, 2009	30,000	$12.00	July 20, 2012
August 13, 2009	400,000	$15.00	August 12, 2014
August 13, 2009	40,000	$15.00	June 9, 2014
October 14, 2009	65,874	$235.62	April 1, 2012
March 8, 2010	867,052	$12.48	September 8, 2015
March 8, 2010	34,682	$12.96	June 9, 2014
June 23, 2010	594,530	$14.70	June 23, 2015
June 23, 2010	35,671	$15.78	June 9, 2015
November 22, 2010	30,000	$12.00	November 21, 2013
December 30, 2010	882,353	$12.00	December 30, 2015
December 30, 2010	52,941	$12.75	June 9, 2015
March 8, 2011	670,971	$13.50	March 8, 2014
March 8, 2011	40,665	$15.48	June 9, 2014

STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2011
STOCK-BASED COMPENSATION
Schedule of weighted average assumptions used in estimation of the fair value of options granted

	2011	2010	2009
Expected option life (years)	5.5 - 6.25	6.00	6.00
Risk-free interest rate	1.175% - 2.57%	2.42%	2.74%
Expected stock price volatility	69.07% - 72.16%	76.05%	76.75%
Dividend yield	—	—	—

Summary of stock option compensation expense for employees and non-employees

	2011	2010	2009
Research and development	$423,925	$325,208	$361,773
General and administrative	753,758	667,549	892,730

Total stock-based compensation expense	$1,177,683	$992,757	$1,254,503

Summary of activity under the plans

Options	Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Term	Aggregate Intrinsic Value
Outstanding December 31, 2010	619,572	$22.14	6.74	$162,892
Granted	346,541	$11.40
Exercised	3,194	$10.14
Forfeited or expired	56,059	$17.70

Outstanding December 31, 2011	906,860	$18.36	6.97	$0

Exercisable at December 31, 2011	474,671	$25.14	5.40	$0

Vested or expected to vest at December 31, 2011	879,777	$18.36	6.95	$0

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum maintenance payments due

Year	Minimum Amount Due
2012	$80,000
2013	80,000
2014	80,000
2015	80,000
2016	40,000
Thereafter	80,000

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS
Schedule of financial assets and liabilities recorded at fair value on a recurring basis

Description	December 31, 2011 Balance	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market fund	$55,465,507	—	$55,465,507	—

Total assets	$55,465,507	—	$55,465,507	—

Liabilities:
2013 Notes	$17,336,760	—	$17,336,760	—

Total liabilities	$17,336,760	—	$17,336,760	—

Description	December 31, 2010 Balance	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market fund	$21,729,230	—	$21,729,230	—

Total assets	$21,729,230	—	$21,729,230	—

Liabilities:
2011 Notes	$1,111,132	—	$1,111,132	—
2013 Notes	17,436,201	—	17,436,201	—

Total liabilities	$18,547,333	—	$18,547,333	—

SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2011
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
Schedule of selected quarterly data

	2011
	First	Second	Third	Fourth
Revenue	$57,000	$81,003	$182,784	$114,373
Research and development expenses	14,864,420	11,116,323	11,500,053	6,701,465
General and administrative expenses	1,593,557	1,989,103	1,675,268	1,723,562
Licensing expense	0	0	50,000	0

Operating loss	(16,442,921)	(13,064,942)	(13,028,207)	(8,340,710)

Net loss	(17,250,676)	(14,975,231)	(12,733,691)	(6,648,906)

Loss per share:
Basic and diluted	$(1.20)	$(0.96)	$(0.72)	$(0.36)

	2010
	First	Second	Third	Fourth
Revenue	$2,279,874	$0	$51,331	$143,032
Research and development expenses	9,426,870	8,657,606	9,716,091	11,904,935
General and administrative expenses	1,498,252	1,540,200	1,534,417	1,367,491
Licensing expense	268,750	0	0	0
Operating loss	(8,959,419)	(10,240,352)	(11,240,177)	(13,168,413)

Net loss	(10,540,419)	(10,794,351)	(11,589,711)	(13,271,735)

Loss per share:
Basic and diluted	$(1.14)	$(1.02)	$(0.96)	$(1.08)

DESCRIPTION OF BUSINESS (Details) (USD $)	0 Months Ended	12 Months Ended	1 Months Ended
	Jan. 31, 2012	Dec. 31, 2011 vaccine item	Jan. 31, 2012 Minimum	Dec. 31, 2011 Minimum
Description of business
Number of cancer vaccines that have been granted FDA orphan drug designation		4
Number of Phase I and Phase II clinical trials		17
Number of new LibiGel Phase III efficacy trials		2
Number of consecutive business days for which bid price for common stock had closed below the minimum price per share required for continued inclusion on The NASDAQ Global Market under NASDAQ Listing Rule 5450(a)(1)	30 days
Price per share required for continued inclusion on The NASDAQ Global Market (in dollars per share)			$ 1	$ 1
Number of days afforded to regain compliance with minimum bid price requirement	180 days
Number of consecutive business days for which minimum bid closing price have to be maintained			10 days
Additional grace period to regain compliance if stock listing is transferred to NASDAQ Capital Market	180 days

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 item	Dec. 31, 2010	Dec. 31, 2009	Oct. 14, 2009 Cell Genesys
Basis of Presentation
Number of operating segments	1
Number of reporting segments	1
Common stock acquired (as a percent)				100.00%
Reclassifications
Changes related to accounts receivable		$ 64,645	$ 285,838
Cash and Cash Equivalents
FDIC-insured accounts, percentage of balance insured	100.00%	100.00%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Dec. 31, 2011
Software
Property and equipment
Estimated useful lives	5 years
Computer equipment
Property and equipment
Estimated useful lives	7 years
Non-computer equipment
Property and equipment
Estimated useful lives	10 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $)	12 Months Ended		1 Months Ended
	Dec. 31, 2011 item	Dec. 31, 2010	Oct. 14, 2009 Convertible senior notes Cell Genesys item
Convertible Senior Notes
Number of series of convertible notes assumed in merger			2
Interest rate (as a percent)			3.13%
Principal balance of debt assumed			$ 22,016,000
Investments
Investments balance	3,405,807	3,405,807
Number of Board members to be designated	1
Investment impairment charge		$ 286,000

LIQUIDITY AND CAPITAL RESOURCES (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	0 Months Ended					12 Months Ended	1 Months Ended		1 Months Ended	12 Months Ended
	Jan. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 Common stock	Jan. 31, 2012 Minimum	Dec. 31, 2011 Minimum	Feb. 29, 2012 2013 Notes holder	Dec. 31, 2011 2013 Notes item	Mar. 12, 2012 2013 Notes	Dec. 31, 2010 2013 Notes
Liquidity and capital resources
Net proceeds from issuance of shares and warrants						$ 68,900,000
Cash and cash equivalents		57,225,234	38,155,251	29,858,465	11,760,920
Principal amount										20,782,000	11,800,000	22,016,000
Interest rate (as a percent)											3.13%
Number of shares issued in exchange for cancellation for debt									1.9
Number of holders of debt instrument to whom shares are issued by the entity									1
Principal amount of debt cancelled									$ 9,000,000
Number of products or technologies licensed by the entity as an alternative to raising additional financing										1
Price per share required for continued inclusion on The NASDAQ Global Market (in dollars per share)							$ 1	$ 1
Number of consecutive business days for which minimum bid closing price have to be maintained							10 days
Additional grace period to regain compliance if stock listing is transferred to NASDAQ Capital Market	180 days

ACQUISITION OF NET ASSETS OF CELL GENESYS (Details) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2009	Dec. 31, 2011 2013 Notes	Mar. 12, 2012 2013 Notes	Oct. 14, 2009 Cell Genesys	Dec. 31, 2011 Cell Genesys	Oct. 14, 2009 Cell Genesys 2011 Notes	Oct. 14, 2009 Cell Genesys 2013 Notes
Acquisition
Interest acquired (as a percent)				100.00%
Purchase price of the merger
Number of shares of common stock issued				3,369,967
Fair value of BioSante common stock issued				$ 36,800,043
Transaction costs of BioSante				2,431,252
Total purchase price				39,231,295
Allocation of purchase price
Cash				24,746,346
Investment in Ceregene				3,486,000
In-process research and development				9,000,000
Receivables, equipment and other assets				293,658
Accounts payable and accrued liabilities				1,777,323
Convertible senior notes				16,709,580
Total net assets acquired				19,039,101
Additional disclosures
Acquired in-process technology	9,000,000			9,000,000
Excess consideration paid over fair value	20,192,194			20,200,000
Principal balance of debt assumed						$ 1,234,000	$ 20,782,000
Interest rate (as a percent)			3.13%			3.13%	3.13%
Number of shares of common stock receivable upon conversion		500,000			931,093
Conversion price (in dollars per share)		$ 22.32			$ 22.32

PROPERTY AND EQUIPMENT (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Property and equipment
Property and equipment, gross	$ 1,287,453	$ 1,081,623
Accumulated depreciation and amortization	(426,089)	(445,847)
Property and equipment, net	861,364	635,776
Computer equipment
Property and equipment
Property and equipment, gross	520,647	417,840
Office equipment
Property and equipment
Property and equipment, gross	388,659	163,653
Equipment
Property and equipment
Property and equipment, gross	$ 378,147	$ 500,130

CONVERTIBLE SENIOR NOTES (Details) (USD $)	12 Months Ended				1 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended			0 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Cell Genesys	Oct. 14, 2009 Convertible senior notes Cell Genesys item	Dec. 31, 2010 2011 Notes	Oct. 14, 2009 2011 Notes Cell Genesys	Feb. 29, 2012 2013 Notes holder	Dec. 31, 2011 2013 Notes	Dec. 31, 2010 2013 Notes	Mar. 12, 2012 2013 Notes	Oct. 14, 2009 2013 Notes Cell Genesys
Convertible Senior Notes
Number of series of convertible notes assumed in merger					2
Principal balance of debt assumed					$ 22,016,000		$ 1,234,000					$ 20,782,000
Principal amount									20,782,000	22,016,000	11,800,000
Interest rate (as a percent)					3.13%		3.13%				3.13%	3.13%
Number of shares issued in exchange for cancellation for debt								1,900,000
Number of holders of debt instrument to whom shares are issued by the entity								1
Principal amount of debt cancelled								9,000,000
Number of shares of common stock receivable upon conversion				931,093					500,000
Conversion price (in dollars per share)				$ 22.32					$ 22.32
Percentage of principal amount at which the holder may require the entity to repurchase notes									100.00%
Percentage of principal amount at which the entity may redeem notes in whole or in part									100.00%
Percentage of the closing sales price of the entity's common stock that the conversion price must exceed in order for the notes to be convertible									150.00%
Number of days within 30 consecutive trading days in which the closing price of the entity's common stock must exceed the conversion price for the notes to be redeemable									20 days
Number of consecutive trading days during which the closing price of the entity's common stock must exceed the conversion price for at least 20 days in order for the notes to be redeemable									30 days
Recorded fair value									17,336,760	18,547,333
Amount of difference between aggregate recorded fair value of the notes and their total stated principal amount									3,445,240	3,468,667
Fair value adjustment	(23,427)	(1,870,916)	33,163						(23,427)	(1,870,916)
Fair value adjustment attributable to the change in instrument specific credit risk										184,000
Average risk-free rate (as a percent)						0.29%			0.19%	0.82%
Volatility of BioSante common stock (as a percent)						61.00%			77.40%	78.70%
Discount rate for principal payments in cash (as a percent)						17.00%			18.50%	17.00%
Maturities of required principal payments by year
2012									0
2013									20,782,000
Total									$ 20,782,000

INCOMETAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of the Company's net deferred tax asset
Net operating loss carryforwards	$ 63,969,813	$ 46,071,206
Tax basis in intangible assets	4,095,269	4,452,360
Deferred financing costs for tax	7,010,462	7,001,619
Research & development credits	8,266,610	5,796,148
Stock option expense	2,754,981	2,310,405
Other	448,140	25,955
Total deferred tax asset	86,545,275	65,657,693
Valuation allowance	(86,545,275)	(65,657,693)
Net deferred tax asset	0
Income Taxes
Net operating loss carryforwards	169,456,000
Provision of valuation allowance to reduce deferred tax assets (as a percent)	100.00%
Statutory federal income tax rate (as a percent)	34.50%
Difference in the provision for income taxes computed by applying the statutory income rate to pre-tax income
Tax at U.S. federal statutory rate	(17,804,934)	(15,937,695)	(16,397,080)
State taxes, net of federal benefit	(1,677,276)	(1,501,377)	(1,544,652)
Research and development credits	(1,537,863)	(966,941)	(515,235)
Other, net	132,491	133,932	17,718
Change in valuation allowance	20,887,582	18,272,081	18,439,249
Total income tax expense	$ 0
Maximum
Income Taxes
Number of years for which net operating loss carryforwards are available to reduce future taxable income	20 years

STOCKHOLDERS' EQUITY (Details) (USD $)	0 Months Ended					12 Months Ended
	Aug. 02, 2011	Mar. 08, 2011	Dec. 31, 2010	Jun. 23, 2010	Mar. 08, 2010 item	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Stockholders' equity
Proceeds from issuance of common stock by underwritten offering net of discounts, commissions and offering expenses						$ 44,961,137
Net proceeds from issuance of common stock by registered direct offering after deducting placement agent fees and offering expenses						23,876,370	48,452,644	11,352,751
Issued on March 8, 2011 and expired on March 8, 2014
Stockholders' equity
Exercise price (in dollars per share)						$ 13.5
Issued on March 8, 2011 and expired on June 9, 2014
Stockholders' equity
Exercise price (in dollars per share)						$ 15.48
Issued on March 8, 2010 and expired on September 8, 2015
Stockholders' equity
Exercise price (in dollars per share)						$ 12.48
Issued on March 8, 2010 and expired on June 9, 2014
Stockholders' equity
Exercise price (in dollars per share)						$ 12.96
Issued on June 23, 2010 and expired on June 23, 2015
Stockholders' equity
Exercise price (in dollars per share)						$ 14.7
Issued on June 23, 2010 and expired on June 9, 2015
Stockholders' equity
Exercise price (in dollars per share)						$ 15.78
Issued on December 30, 2010 and expired on December 30, 2015
Stockholders' equity
Exercise price (in dollars per share)						$ 12
Issued on December 30, 2010 and expired on June 9, 2015
Stockholders' equity
Exercise price (in dollars per share)						$ 12.75
Common stock
Stockholders' equity
Common stock, shares authorized						200,000,000
Common stock, par value (in dollars per share)						$ 0.0001
Shares issued			13,565,188			18,269,754	13,565,188	8,877,094	4,507,127
Shares Outstanding			13,565,188			18,269,754	13,565,188
Underwritten public offering of common stock (in shares)	2,700,000					2,666,666
Purchase price (in dollars per share)	$ 18
Proceeds from issuance of common stock by underwritten offering net of discounts, commissions and offering expenses	45,000,000
Registered direct offerings of common shares and warrants		2,033,247	1,764,706	1,189,061	1,734,104	2,033,247	4,687,871	1,000,000
Shares of common stock issued to institutional investors		711,636	882,353	594,530	867,052	711,636	882,353	440,000
Purchase price at which shares are issued to institutional investors (in dollars per share)		$ 12.3678	$ 10.2	$ 12.615	$ 10.38		$ 10.2
Gross proceeds of common stock and warrants		25,100,000		15,000,000			18,000,000
Net proceeds from issuance of common stock by registered direct offering after deducting placement agent fees and offering expenses		$ 23,900,000		$ 14,100,000	$ 17,500,000		$ 16,900,000
Expiration period of warrants issued		3 years
Placement agent warrants issued (in shares)		40,665	52,941	35,671	34,682		52,941
Number of institutional investors					2
Common stock | Issued on March 8, 2011 and expired on March 8, 2014
Stockholders' equity
Exercise price (in dollars per share)		$ 13.5
Common stock | Issued on March 8, 2011 and expired on June 9, 2014
Stockholders' equity
Exercise price (in dollars per share)		$ 15.48
Common stock | Issued on March 8, 2010 and expired on September 8, 2015
Stockholders' equity
Exercise price (in dollars per share)					$ 12.48
Common stock | Issued on March 8, 2010 and expired on June 9, 2014
Stockholders' equity
Exercise price (in dollars per share)					$ 12.96
Common stock | Issued on June 23, 2010 and expired on June 23, 2015
Stockholders' equity
Exercise price (in dollars per share)				$ 14.7
Common stock | Issued on June 23, 2010 and expired on June 9, 2015
Stockholders' equity
Exercise price (in dollars per share)				$ 15.78
Common stock | Issued on December 30, 2010 and expired on December 30, 2015
Stockholders' equity
Exercise price (in dollars per share)			$ 12				$ 12
Common stock | Issued on December 30, 2010 and expired on June 9, 2015
Stockholders' equity
Exercise price (in dollars per share)			$ 12.75				$ 12.75
Class C Special Shares
Stockholders' equity
Common stock, shares authorized						4,687,684
Common stock, par value (in dollars per share)						$ 0.0001
Shares issued			65,214			65,214	65,214	65,214	65,214
Shares Outstanding			65,214			65,214	65,214
Number of votes per share, entitled to its holder						1
Conversion ratio for conversion of units into common stock (as a percent)						100.00%
Exchange price per share (in dollars per share)						$ 15
Undesignated preferred stock
Stockholders' equity
Preferred stock, shares authorized						10,000,000
Preferred stock, par value (in dollars per share)						$ 0.0001

STOCKHOLDERS' EQUITY (Details 2) (Cell Genesys, USD $)	0 Months Ended	1 Months Ended	12 Months Ended
	Oct. 14, 2009	Oct. 31, 2009 Common stock	Dec. 31, 2009 Common stock
Stockholders' equity
Number of shares that may be received on conversion of each share of the acquiree entity (as a percent)		3.05%
Number of shares of common stock issued in connection with merger	3,369,967	3,400,000
Number of shares of the acquirer entity issued on conversion of assumed options into options		39,071
Weighted average exercise price of option (in dollars per share)		$ 118.38
Number of shares of the acquirer entity issued on conversion of assumed warrants into warrants		65,874	65,874
Weighted average exercise price (in dollars per share)		$ 235.62

STOCKHOLDERS' EQUITY (Details 3) (USD $)	12 Months Ended						1 Months Ended	12 Months Ended
	Dec. 31, 2011 Common stock	Dec. 31, 2010 Common stock	Dec. 31, 2009 Common stock	Mar. 08, 2011 Common stock	Jun. 23, 2010 Common stock	Mar. 08, 2010 Common stock	Oct. 31, 2009 Cell Genesys Common stock	Dec. 31, 2009 Cell Genesys Common stock	Dec. 31, 2011 Issued on December 15, 2008 and expired on June 14, 2014	Dec. 31, 2011 Issued on July 21, 2009 and expired on July 20,2012	Dec. 31, 2011 Issued on August 13, 2009 and expired on August 12, 2014	Dec. 31, 2011 Issued on August 13, 2009 and expired on June 9, 2014	Dec. 31, 2011 Issued on October 14, 2009 and expired on April 1, 2012	Dec. 31, 2011 Issued on March 8, 2010 and expired on September 8, 2015	Mar. 08, 2010 Issued on March 8, 2010 and expired on September 8, 2015 Common stock	Dec. 31, 2011 Issued on March 8, 2010 and expired on June 9, 2014	Mar. 08, 2010 Issued on March 8, 2010 and expired on June 9, 2014 Common stock	Dec. 31, 2011 Issued on June 23, 2010 and expired on June 23, 2015	Jun. 23, 2010 Issued on June 23, 2010 and expired on June 23, 2015 Common stock	Dec. 31, 2011 Issued on June 23, 2010 and expired on June 9, 2015	Jun. 23, 2010 Issued on June 23, 2010 and expired on June 9, 2015 Common stock	Dec. 31, 2011 Issued on November 22, 2010 and expired on November 21, 2013	Dec. 31, 2011 Issued on December 30, 2010 and expired on December 30, 2015	Dec. 31, 2010 Issued on December 30, 2010 and expired on December 30, 2015 Common stock	Dec. 31, 2011 Issued on December 30, 2010 and expired on June 9, 2015	Dec. 31, 2010 Issued on December 30, 2010 and expired on June 9, 2015 Common stock	Dec. 31, 2011 Issued on March 8, 2011 and expired on March 8, 2014	Mar. 08, 2011 Issued on March 8, 2011 and expired on March 8, 2014 Common stock	Dec. 31, 2011 Issued on March 8, 2011 and expired on June 9, 2014	Mar. 08, 2011 Issued on March 8, 2011 and expired on June 9, 2014 Common stock
Stockholders' equity
Number of Underlying Shares Of Common Stock									50,000	30,000	400,000	40,000	65,874	867,052		34,682		594,530		35,671		30,000	882,353		52,941		670,971		40,665
Per Share Exercise Price (in dollars per share)							$ 235.62		$ 24	$ 12	$ 15	$ 15	$ 235.62	$ 12.48	$ 12.48	$ 12.96	$ 12.96	$ 14.7	$ 14.7	$ 15.78	$ 15.78	$ 12	$ 12	$ 12	$ 12.75	$ 12.75	$ 13.5	$ 13.5	$ 15.48	$ 15.48
Warrants issued to purchase common stock in connection with registered direct offering (in shares)	711,636	882,353	440,000	711,636	594,530	867,052
Shares of common stock issued in connection with registered direct offerings		2,467,230
Number of shares of stock issued during the period as a result of the exercise of warrants	1,458
Number of shares of stock of which warrants expired unexercised	151,868	127,291	89,166
Warrants to purchase shares of common stock as compensation for investor relations services	0	30,000	30,000
Number of shares of the acquirer entity issued on conversion of assumed warrants into warrants							65,874	65,874
Period over which warrants become exercisable from date of grant	12 months	12 months	12 months
Stock warrant expense	$ 204,980	$ 65,529	$ 64,103
Warrants to purchase shares of common stock outstanding and excercisable	3,794,741

STOCK-BASED COMPENSATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 item	Dec. 31, 2010	Dec. 31, 2009
STOCK-BASED COMPENSATION
Number of stockholder-approved equity-based compensation plans	2
Stock-based compensation
Stock-based compensation expense	$ 1,177,683	$ 992,757	$ 1,254,503
Stock options
Stock-based compensation
Outstanding stock options (in shares)	906,860	619,572
Contractual term of stock options	10 years
Stock-based compensation expense	$ 1,177,683	$ 992,757	$ 1,254,503
Weighted average fair value (in dollars per share)	$ 7.32	$ 6.66	$ 6.24
Weighted average assumptions used in estimation of the fair value of options granted
Expected option life		6 years	6 years
Risk-free interest rate, minimum (as a percent)	1.18%
Risk-free interest rate, maximum (as a percent)	2.57%
Risk-free interest rate (as a percent)		2.42%	2.74%
Expected stock price volatility, minimum (as a percent)	69.07%
Expected stock price volatility, maximum (as a percent)	72.16%
Expected stock price volatility (as a percent)		76.05%	76.75%
Dividend yield (as a percent)	0.00%
Stock options | Minimum
Stock-based compensation
Vesting period of outstanding stock options	3 years
Weighted average assumptions used in estimation of the fair value of options granted
Expected option life	5 years 6 months
Stock options | Maximum
Stock-based compensation
Vesting period of outstanding stock options	4 years
Weighted average assumptions used in estimation of the fair value of options granted
Expected option life	6 years 3 months
2008 Plan | Stock options
Stock-based compensation
Number of shares of the entity's common stock authorized for issuance under the plan	1,000,000
1998 Plan | Stock options
Stock-based compensation
Number of shares of the common stock issued	3,416
Outstanding stock options (in shares)	587,666

STOCK-BASED COMPENSATION (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock option compensation expense for employees and non-employees
Total stock-based compensation expense	$ 1,177,683	$ 992,757	$ 1,254,503
Stock options
Stock option compensation expense for employees and non-employees
Total stock-based compensation expense	1,177,683	992,757	1,254,503
Stock options | Research and development
Stock option compensation expense for employees and non-employees
Total stock-based compensation expense	423,925	325,208	361,773
Stock options | General and administrative
Stock option compensation expense for employees and non-employees
Total stock-based compensation expense	$ 753,758	$ 667,549	$ 892,730

STOCK-BASED COMPENSATION (Details 3) (Stock options, USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock options
Option Shares
Outstanding at the beginning of the period (in shares)	619,572
Granted (in shares)	346,541
Exercised (in shares)	3,194
Forfeited or expired (in shares)	56,059
Outstanding at the end of the period (in shares)	906,860	619,572
Exercisable at the end of the period (in shares)	474,671
Vested or expected to vest at the end of the period (in shares)	879,777
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 22.14
Granted (in dollars per share)	$ 11.4
Exercised (in dollars per share)	$ 10.14
Forfeited or expired (in dollars per share)	$ 17.7
Outstanding at the end of the period (in dollars per share)	$ 18.36	$ 22.14
Exercisable at the end of the period (in dollars per share)	$ 25.14
Vested or expected to vest at the end of the period (in dollars per share)	$ 18.36
Weighted Average Remaining Term
Outstanding at the end of the period weighted average remaining term	6 years 11 months 19 days	6 years 8 months 26 days
Exercisable at the end of the period weighted average remaining term	5 years 4 months 24 days
Vested or expected to vest at the end of the period weighted average remaining term	6 years 11 months 12 days
Aggregate Intrinsic Value
Outstanding at the end of the period intrinsic value (in dollars)	$ 0	$ 162,892
Exercisable at the end of the period intrinsic value (in dollars)	0
Vested or expected to vest at the end of the period intrinsic value (in dollars)	0
Unrecognized compensation cost
Unrecognized compensation cost (in dollars)	2,089,729
Weighted-average period over which unrecognized compensation cost is expected to be recognized	2 years 9 months 4 days
Additional disclosure related to options
Intrinsic value of options exercised (in dollars)	22,106	974
Fair value of shares vested (in dollars)	$ 667,171	$ 764,921	$ 788,461

RETIREMENT PLAN (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
RETIREMENT PLAN
Contributions expensed	$ 211,494	$ 179,349	$ 117,969

LEASE ARRANGEMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Future minimum lease payments
Future minimum lease payments during 2012	$ 236,747
Future minimum lease payments during 2013	248,632
Future minimum lease payments during 2014	41,718
Rent expense	$ 424,294	$ 338,588	$ 325,093

COMMITMENTS AND CONTINGENCIES (Details) (USD $)	3 Months Ended								12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 28, 2010 Antares Pharma, Inc. License	Dec. 31, 2011 Antares Pharma, Inc. License	Dec. 31, 2010 Antares Pharma, Inc. License	Dec. 31, 2009 Antares Pharma, Inc. License	Dec. 31, 2011 Wake Forest License item
License agreement
Royalties on sales of products													$ 335,160	$ 152,228	$ 63,749
Licensing expense	0	50,000	0	0	0	0	0	268,750	50,000	268,750	299,616	268,750
Number of patents for which an option for an exclusive license is exercised																3
Minimum Amount Due
2012																80,000
2013																80,000
2014																80,000
2015																80,000
2016																40,000
Thereafter																$ 80,000

COMMITMENTS AND CONTINGENCIES (Details 2) (Gel Filling Machine, Aptar Pharma, USD $)	12 Months Ended
Dec. 31, 2011
Gel Filling Machine | Aptar Pharma
Commitment and contingencies
Amount of commitment to purchase machinery	$ 842,740
Amount paid	337,096
Remaining obligation	$ 505,644

FAIR VALUE MEASUREMENTS (Details) (Recurring basis, USD $)	Dec. 31, 2011	Dec. 31, 2010
Total
Assets:
Total Assets	$ 55,465,507	$ 21,729,230
Liabilities:
Total liabilities	17,336,760	18,547,333
Total | 2011 Notes
Liabilities:
Fair value of convertible debt		1,111,132
Total | 2013 Notes
Liabilities:
Fair value of convertible debt	17,336,760	17,436,201
Total | Money market fund
Assets:
Total Assets	55,465,507	21,729,230
Significant Other Observable Inputs (Level 2)
Assets:
Total Assets	55,465,507	21,729,230
Liabilities:
Total liabilities	17,336,760	18,547,333
Significant Other Observable Inputs (Level 2) | 2011 Notes
Liabilities:
Fair value of convertible debt		1,111,132
Significant Other Observable Inputs (Level 2) | 2013 Notes
Liabilities:
Fair value of convertible debt	17,336,760	17,436,201
Significant Other Observable Inputs (Level 2) | Money market fund
Assets:
Total Assets	$ 55,465,507	$ 21,729,230

SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Selected quarterly data
Revenue	$ 114,373	$ 182,784	$ 81,003	$ 57,000	$ 143,032	$ 51,331	$ 0	$ 2,279,874	$ 435,160	$ 2,474,237	$ 1,258,054
Research and development	6,701,465	11,500,053	11,116,323	14,864,420	11,904,935	9,716,091	8,657,606	9,426,870	44,182,260	39,705,502	13,680,573
General and administration	1,723,562	1,675,268	1,989,103	1,593,557	1,367,491	1,534,417	1,540,200	1,498,252	6,981,490	5,940,360	5,373,945
Licensing expense	0	50,000	0	0	0	0	0	268,750	50,000	268,750	299,616
Operating loss	(8,340,710)	(13,028,207)	(13,064,942)	(16,442,921)	(13,168,413)	(11,240,177)	(10,240,352)	(8,959,419)
Net loss	$ (6,648,906)	$ (12,733,691)	$ (14,975,231)	$ (17,250,676)	$ (13,271,735)	$ (11,589,711)	$ (10,794,351)	$ (10,540,419)	$ (51,608,504)	$ (46,196,216)	$ (47,527,768)
Loss per share:
Basic and diluted (in dollars per share)	$ (0.36)	$ (0.72)	$ (0.96)	$ (1.2)	$ (1.08)	$ (0.96)	$ (1.02)	$ (1.14)